                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 33                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 33                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date)pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on (July 29, 2005) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   JULY 29, 2005

American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Equity Income Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund

SMALL CAP VALUE IS CLOSED TO NEW  INVESTORS,  BUT IS AVAILABLE  THROUGH  CERTAIN
FINANCIAL   INTERMEDIARIES.   SHAREHOLDERS  WHO  HAVE  OPEN  ACCOUNTS  MAY  MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

      Equity Income Fund......................................................X

      Mid Cap Value Fund......................................................X

      Real Estate Fund........................................................X

      Small Cap Value Fund....................................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity  Income  seeks  current  income.  Capital  appreciation  is  a  secondary objective.

Real  Estate  seeks  long-term  capital  appreciation.  Income  is  a  secondary objective.

Small Cap Value and Mid Cap Value seek  long-term  capital  growth.  Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

For Equity Income,  the portfolio managers look for securities of companies with a  favorable  income-paying  history and with the  potential  for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate  investment  trusts  (REITs) and companies  engaged in the real estate  industry.  The portfolio  managers look for real estate  securities they believe will provide  superior  returns to the fund,  focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

In  selecting  stocks  for  Small Cap Value  and Mid Cap  Value,  the  portfolio managers  look for companies  whose stock prices may not reflect the  companies'
values.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies and hold them until each company's stock price has increased to, or is higher  than, a level the managers  believe  more  accurately  reflects the fair value of the company.

The chart below shows the primary differences among the funds.

FUND                   PRIMARY INVESTMENTS

Equity Income          Equity  securities  of companies  with a favorable
                       income-paying history

Mid Cap Value          Equity securities of mid cap companies

Real Estate            Equity  securities  issued by real estate  investment
                       trusts and companies engaged in the real estate industry

Small Cap Value        Equity securities of smaller companies

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the funds.

If the market does not consider  the  individual  stocks  purchased by Small Cap
Value or Mid Cap Value to be undervalued,  or if the stocks  purchased by Equity
Income do not continue dividend  payments,  the value of these funds' shares may decline, even if stock prices generally are rising.

An  investment  in the Real Estate Fund may be subject to many of the same risks as a direct  investment in real estate.  These risks include changes in economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural  disasters.  This  is due to the  fact  that  the  value  of the  fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies in which it invests.  To the extent the fund invests in companies that make loans to real  estate  companies,  the fund also may be subject to interest rate risk.

Because  the Real  Estate  Fund  concentrates  its  investments  in real  estate securities,  it may be  subject to greater  risks and market  fluctuations  than funds investing in a broader range of industries.

The  smaller  companies  in which Small Cap Value  invests  may present  greater opportunities  for  capital  appreciation  than larger  companies,  but also may present greater risks.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EQUITY INCOME FUND
REAL ESTATE FUND
SMALL CAP VALUE FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each full calendar  year in the life of the class.  They indicate the volatility of the funds' historical  returns from year to year. Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the charts depending on the expenses of that class.

EQUITY INCOME FUND - INVESTOR CLASS(1)

2004     12.53%
2003     24.25%
2002     -5.00%
2001     11.33%
2000     21.91%
1999     -0.18%
1998     12.97%
1997     28.26%
1996     23.31%
1995     29.63%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                               LOWEST

Equity Income            14.19% (4Q 1998)                      -10.74% (3Q 2002)
--------------------------------------------------------------------------------

REAL ESTATE FUND - INVESTOR CLASS(1)

2004     29.68%
2003     39.78%
2002      5.50%
2001     10.58%
2000     27.16%
1999     -2.71%
1998    -18.10%
1997     25.21%
1996     40.81%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS  YEAR-TO-DATE  RETURN WAS X%. DURING A PORTION OF THE
     PERIOD ENDED OCTOBER 31, 1997, THE MANAGER  VOLUNTARILY AGREED TO WAIVE ITS
     MANAGEMENT  FEE AND  REIMBURSE  CERTAIN  EXPENSES  INCURRED BY THE INVESTOR
     CLASS. ALSO, PRIOR TO THE UNIFIED MANAGEMENT FEE STRUCTURE,  EFFECTIVE JULY
     13, 1997, THE CUSTODIAN  OFFSET PART OF ITS FEES FOR BALANCE  CREDITS GIVEN
     TO THE FUND. DURING THE PERIOD NOVEMBER 1, 1997,  THROUGH MARCH 31, 1998, A
     PORTION OF THE SUBADVISORY FEE, WHICH IS PAID FOR SUBADVISORY SERVICES, WAS
     WAIVED.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Real Estate              19.92% (4Q 1996)                     -13.35% (3Q 1998)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND - INVESTOR CLASS(1)

2004     21.81%
2003     36.11%
2002    -11.38%
2001     30.52%
2000     39.41%
1999     -0.86%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                               LOWEST

Small Cap Value          18.62% (2Q 2003)                      -19.04% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the funds'  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares.  After-tax returns for the
Institutional Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The  S&P 500 is viewed as a broad  measure of U.S.  stock  performance.  The
S&P SmallCap  600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.  The
Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity
income   mutual   funds.   The   Morgan   Stanley   REIT   Index   is  a  market
capitalization-weighted,  total-return  index of real estate  investment  trusts
(REITs) that meet certain liquidity  requirements.  The Russell 3000 Value Index measures the  performance of the 3,000 largest  publicly  traded U.S.  companies with lower price/book ratios.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                        1 YEAR    5 YEARS    10 YEARS  LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------
EQUITY INCOME

Return Before Taxes                       12.53%     12.51%      15.34%    N/A

Return After Taxes on Distributions       10.80%     11.10%      11.65%    N/A

Return After Taxes on Distributions
  and Sale of Fund Shares                  9.26%     10.14%      11.13%    N/A

Lipper Equity Income Fund Index           13.02%      3.90%      10.63%    N/A
  (reflects no deduction for taxes)

S&P 500 Index                             10.88%     -2.30%      12.07%    N/A
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                  16.94%      6.10%      13.84%    N/A
  (reflects no deduction for fees,
   expenses or taxes)

-----------------------------------------------------------------------------------------
REAL ESTATE

Return Before Taxes                       29.68%     21.88%     N/A        16.01%

Return After Taxes on Distributions       26.93%     19.97%     N/A        13.91%

Return After Taxes on Distributions
  and Sale of Fund Shares                 20.21%     18.18%     N/A        12.91%

Morgan Stanley REIT Index                 31.49%     21.67%     N/A        14.25%(2)
   (reflects no deduction for fees,
    expenses or taxes)

-----------------------------------------------------------------------------------------
SMALL CAP VALUE

Return Before Taxes                       21.81%     21.73%     N/A        16.99%

Return After Taxes on Distributions       19.11%     20.12%     N/A        15.22%

Return After Taxes on Distributions
  and Sale of Fund Shares                 15.23%     18.30%     N/A        13.93%

S&P SmallCap 600/BARRA Value Index        23.25%     15.08%     N/A        11.66%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION  DATES FOR THE INVESTOR CLASS ARE REAL ESTATE,  SEPTEMBER 21,
     1995 AND SMALL CAP VALUE,  JULY 31, 1998.  ONLY  CLASSES  WITH  PERFORMANCE
     HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE  SEPTEMBER  30, 1995,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                        1 YEAR    5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INCOME

Return Before Taxes                        12.61%    12.73%      10.77%

Lipper Equity Income Fund Index            13.02%     3.90%       3.78%(2)
  (reflects no deduction for taxes)

S&P 500 Index                              10.88%    -2.30%       2.20%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                   16.94%     6.10%       5.74%(2)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
REAL ESTATE

Return Before Taxes                        29.86%    22.13%      13.31%

Morgan Stanley REIT Index                  31.49%    21.67%      11.71%(3)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
SMALL CAP VALUE

Return Before Taxes                         22.01%     21.98%    18.60%

S&P SmallCap 600/BARRA Value Index          23.25%     15.08%    14.08%(4)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATES FOR THE INSTITUTIONAL  CLASS ARE EQUITY INCOME, JULY 8,
     1998; REAL ESTATE, JUNE 16, 1997; AND SMALL CAP VALUE, OCTOBER 26, 1998.

(2)  SINCE JULY 9, 1998,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE JUNE 30, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FUND PERFORMANCE HISTORY - MID CAP VALUE

Mid Cap  Value's  performance  history is not  available  as of the date of this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly returns and average annual total returns for the fund. This information  indicates the volatility of the fund's historical returns from year to year.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                                 $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT   DISTRIBUTION AND          OTHER        TOTAL ANNUAL FUND
                         FEE          SERVICE (12B-1) FEES      EXPENSES(1)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
EQUITY INCOME

   Investor Class         0.99%(2)           None                0.00%        0.99%

  Institutional Class     0.79%(2)           None                0.00%        0.79%

------------------------------------------------------------------------------------------
MID CAP VALUE

   Investor Class         1.00%              None                0.00%        1.00%

   Institutional Class    0.80%              None                0.00%        0.80%

------------------------------------------------------------------------------------------
REAL ESTATE

   Investor Class         1.16%(2)           None                0.00%        1.16%

   Institutional Class    0.96%(2)           None                0.00%        0.96%

------------------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor Class         1.25%(2)           None                0.00%        1.25%

   Institutional Class    1.05%(2)           None                0.00%        1.05%

(1)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(2)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT FOR AN EXPLANATION OF
     STRATEGY ASSETS.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o invest $10,000 in the fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year

o incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
EQUITY INCOME

   Investor Class              $101        $314          $545           $1,208

   Institutional Class         $81         $252          $438           $975

--------------------------------------------------------------------------------
MID CAP VALUE

   Investor Class              $102        $318          $551           $1,219

   Institutional Class         $82         $255          $443           $987

--------------------------------------------------------------------------------
REAL ESTATE

   Investor Class              $118        $367          $636           $1,402

   Institutional Class         $98         $305          $529           $1,173

--------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor Class              $127        $395          $683           $1,503

   Institutional Class         $107        $333          $577           $1,277

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity  Income  seeks to  provide  current  income.  Capital  appreciation  is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for  securities  with a  favorable  income-paying history that have  prospects  for income  payments to continue or increase.  The portfolio  managers also look for  securities of companies that they believe are undervalued  and have the potential for an increase in price.  The fund seeks to receive  dividend  payments  that  provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies'  historical  ranges. The portfolio managers also look for companies whose dividend payments appear high when compared to the stock price.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  85% of the  fund's  assets invested in  income-paying  securities  and at least 80% of its assets in EQUITY
SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash,  cash-equivalent  securities,  or short-term  debt  securities.  To the extent  the fund  assumes a  defensive  position,  it will not be  pursuing  its objective  of capital  growth.  The fund  generally  limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the  individual  stocks  purchased  by the  fund  do  not  continue  dividend payments,  or if their  stock price does not  increase,  the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices  generally are rising.  The value of the fund's assets  invested in bonds and other  fixed-income  securities  will go up and down as prevailing  interest rates change.  Generally,  when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in securities of foreign companies. Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not  accurately  reflect  the  companies'  value as  determined  by the portfolio  managers.  The  managers  also may  consider  whether the  companies'
securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the  Russell  3000 Index,  excluding  the  largest  100 such  companies.  The portfolio managers intend to manage the fund so that its weighted capitalization falls  within the  capitalization  range of the  members of the  Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive  position it will not be pursuing its  objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities,  the fund may invest in foreign securities.  Foreign investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY  SECURITIES issued by real estate  investment  trusts  (REITs)  and  companies  engaged in the real  estate industry.  The portfolio  managers look for real estate  securities they believe will  provide  superior  returns to the fund.  They  attempt to focus the fund's investments  on real estate  companies  and REITs with the  potential  for stock price appreciation, plus strong growth of cash flow to investors.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

The portfolio  managers' real estate  securities  investment  philosophy is that consistently excellent investment results can be achieved through superior stock selection  (based on both public equity and private real estate market  factors)
and  risk  managed  portfolio   construction.   The  portfolio  managers  use  a
disciplined  investment process to manage the fund,  focusing on stock selection rather than sector or theme bets. The portfolio  management  process relies on a continuous  screen of the target  universe of investments to identify  companies exhibiting  financial  strength,  strong operating  returns and growth prospects that are attractively priced at any given time.

The portfolio managers evaluate each company's ability to generate earnings over an  earnings  cycle,  not  just for the next  one or two  years.  The  portfolio managers focus  research  efforts on  determining  the  normalized  earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The  portfolio  managers do not attempt to time the market.  Under normal market conditions,  the fund  invests at least 80% of its  assets in equity  securities issued by real estate  investment  trusts  (REITs) and companies  engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the  portfolio  managers,  at least 50% of its revenues or 50% of the market value of its assets at the time its  securities  are purchased by the fund are attributed to the ownership,  construction,  management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT IS A REIT?

A real estate investment trust, or REIT,  invests primarily in  income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs,  called equity REITs, buy real estate,  and investors receive income from the rents  received  and from any  profits  on the sale of its  properties.
Other REITs,  called mortgage REITs, lend money to building developers and other real estate  companies,  and receive  income from  interest paid on those loans.
There are also hybrid REITs,  which engage in both owning real estate and making loans.

If a  REIT  meets  certain  requirements,  it is not  taxed  on  the  income  it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An  investment  in the fund may be subject to many of the same risks as a direct investment in real estate.  This is due to the fact that the value of the fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies  in  which  it  invests.  These  risks  include  changes  in  economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage  REITs,  it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests.  Credit risk is the risk that the borrower  will not be able to make interest  and  principal  payments  on the loan to the REIT  when  they are due.
Interest  rate risk is the risk that a change in the  prevailing  interest  rate will  cause  the value of the loan  portfolio  held by the REIT to rise or fall.
Generally,  when  interest  rates  rise,  the value of the loan  portfolio  will decline.  The opposite is true when interest rates decline.  The degree to which interest rate changes affect the fund's performance varies and is related to the specific  characteristics  of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities,  it may be subject to greater risks and market  fluctuations  than a fund representing a broader  range  of  industries.  In  addition,  market  performance  tends to be cyclical and, in the various cycles,  certain  investment styles may fall in and out of favor.  If the market is not favoring the fund's style,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  will invest at least 80% of the fund's assets in small cap companies.  The portfolio  managers  consider small cap companies to include those with a market capitalization no larger than that of the largest company in the  S&P  Small Cap 600  Index or the  Russell  2000  Index.  The  portfolio managers look for stocks of companies  that they believe are  undervalued at the time of purchase.  The managers use a value  investment  strategy that looks for companies that are temporarily out of favor in the market.  The managers attempt to purchase the stocks of these  undervalued  companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

The portfolio managers do not attempt to time the market.  Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash,  cash-equivalent  securities,  or short-term  debt  securities.  To the extent  the fund  assumes a  defensive  position,  it will not be  pursuing  its objective  of capital  growth.  The fund  generally  limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value  generally  invests in smaller  companies  than American
Century's  similarly managed value funds (such as Equity Income), it may be more volatile,  and subject to greater  short-term  risk,  than those funds.  Smaller companies may have limited financial  resources,  product lines and markets, and their  securities may trade less frequently and in more limited volumes than the securities of larger  companies.  In addition,  smaller  companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

               WHEN  DETERMINING THE SIZE OF A COMPANY,  THE PORTFOLIO  MANAGERS
          WILL CONSIDER,  AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY
          AND THE AMOUNT OF REVENUES,  AS WELL AS OTHER  INFORMATION THEY OBTAIN
          ABOUT THE COMPANY.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.  The advisor has hired J.P. Morgan Investment  Management,
Inc. (JPMIM) to make the day-to-day  investment decisions for Real Estate. JPMIM performs this function  under the  supervision of the fund's Board of Directors.
JPMIM and its  predecessor  companies have managed  investments  for clients for over eighty years.  JPMIM is  headquartered  at 522 Fifth Avenue,  New York, New
York 10036.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the funds. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the funds'
investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the funds.  The strategy  assets include the funds' assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the funds  except  brokerage  expenses,  taxes,  interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005       INVESTOR CLASS   INSTITUTIONAL CLASS

Equity Income                                          0.99%               0.79%

Mid Cap Value                                          1.00%               0.80%(1)

Real Estate                                            1.16%               0.96%

Small Cap Value                                        1.25%               1.05%

(1)  ANNUALIZED.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of  portfolio  managers and analysts to manage the funds.
The teams meet regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  teams who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

EQUITY INCOME

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment Officer -- Value and Senior Vice President,  has
been a member of the team that manages Equity Income since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice  president  and portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Equity  Income  since  October  1996.  He became a portfolio manager in February  1999.  He has a bachelor's  degree in finance from Southern
Illinois  University  and an MBA in finance  from the  University  of Missouri -
Columbia. He is a CFA charterholder.

MID CAP VALUE

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment  Officer - Value and Senior Vice President,  has
been a member of the team that manages Mid Cap Value since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice  president  and portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Mid Cap Value  since its  inception.  He became a  portfolio manager in February  1999.  He has a bachelor's  degree in finance from Southern
Illinois  University  and an MBA in finance  from the  University  of Missouri -
Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss,  Vice President and Portfolio  Manager,  has been a member of the team that manages Mid Cap Value since its inception.  He joined  American  Century in
June 1998 and became a portfolio  manager in February  2004. He has a bachelor's degree in  accounting  and finance from  Albright  College and an MBA in finance from Indiana University. He is a CFA charterholder.

REAL ESTATE

American Century Investment  Management,  Inc. provides  investment advisory and management services for the fund. American Century Investment  Management,  Inc.
has,  in  turn,  hired  J.P.  Morgan  Investment  Management  Inc.  to make  the day-to-day  investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is:

SCOTT W. BLASDELL

Mr. Blasdell,  Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since  joining J.P.  Morgan  Investment  Management  Inc. in
August 1999. He has a bachelor's  degree in economics from Williams  College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management,  Inc. who oversees the management of the fund is:

PHILLIP N. DAVIDSON

Mr.  Davidson,  Chief  Investment  Officer -- Value and Senior  Vice  President,
supervises  the American  Century Real Estate  team.  Prior to joining  American
Century in September  1993, he spent 11 years at Boatmen's  Trust Company in St.
Louis  and  served as vice  president  and  portfolio  manager  responsible  for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

SMALL CAP VALUE

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Small Cap Value  since  its  inception.  He joined  American
Century in May 1998 and became a portfolio  manager in February  1999.  He has a bachelor of arts from Rice  University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub,  Vice President and Portfolio  Manager,  has been a member of the team that manages Small Cap Value since its inception.  He joined American Century in
June 1998 and became a portfolio  manager in February  2003. He previously  held positions with Deloitte & Touche LLP. He has a bachelor's degree in business
administration   and  an  MBA  from  the   University  of  Iowa.  He  is  a  CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
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americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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BY TELEPHONE
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INVESTOR CLASS                                 INSTITUTIONAL CLASS
Investor Services Representative               Service Representative

1-800-345-2021                                 1-800-345-3533
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

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BY WIRE
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INVESTOR AND INSTITUTIONAL CLASS
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

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BY MAIL OR FAX
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INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

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AUTOMATICALLY
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INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

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IN PERSON
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INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  Representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS . IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE  FOLLOWING  POLICIES  APPLY  TO  INVESTOR  CLASS  AND  INSTITUTIONAL   CLASS
SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  FINANCIAL  INTERMEDIARY  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track  the time  investment  orders  are  received  and to  comply  with procedures  relating to the  transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf  before  the time the net asset  value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the funds' transfer agent, or other financial  intermediary with the authority to accept  orders on the funds'  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The funds value  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of  valuation.  The  funds  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the funds  determine  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the funds'  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that may  cause the  funds to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances  occur, the funds will fair value the security if the fair
valuation   would   materially   impact  the  funds'   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the funds' board.

The  effect of using fair  value  determinations  is that the funds' NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the funds'  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the funds' NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the funds' NAV is not calculated.  So, the value of the funds'  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                   TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION               AND 15% BRACKETS        ALL OTHER BRACKETS

Short-term capital gains           Ordinary Income         Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                      15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Equity Income -- Investor  Class,  Institutional  Class,  Advisor  Class, C
     Class and R Class

o    Mid Cap Value -- Investor Class,  Institutional  Class, Advisor Class and R
     Class

o    Real Estate -- Investor Class, Institutional Class and Advisor Class

o    Small Cap Value -- Investor Class, Institutional Class, Advisor Class and C
     Class

The shares offered by this prospectus are Investor Class and Institutional Class shares.  Investor  Class and  Institutional  Class  shares  have no  up-front or deferred  charges,  commissions  or 12b-1 fees.  Institutional  Class shares are offered  primarily  through  employer-sponsored  retirement  plans,  or  through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' annual  reports,  which are available upon request.

EQUITY INCOME FUND
INVESTOR CLASS

[Will insert 3/31/05 audited information]

MID CAP VALUE FUND
INVESTOR CLASS

[Will insert 3/31/05 audited information]

REAL ESTATE FUND
INVESTOR CLASS

[Will insert 3/31/05 audited information]

SMALL CAP VALUE FUND
INVESTOR CLASS

[Will insert 3/31/05 audited information]

EQUITY INCOME FUND
INSTITUTIONAL CLASS

[Will insert 3/31/05 audited information]

MID CAP VALUE FUND
INSTITUTIONAL CLASS

[Will insert 3/31/05 audited information]

REAL ESTATE FUND
INSTITUTIONAL CLASS

[Will insert 3/31/05 audited information]

SMALL CAP VALUE FUND
INSTITUTIONAL CLASS

[Will insert 3/31/05 audited information]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE           TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
EQUITY INCOME FUND

   Investor                 038                 TWEIX             EqInc

   Institutional            338                 ACIIX             EqInc
--------------------------------------------------------------------------------
MID CAP VALUE FUND

   Investor                 100                 ACMVX             MdCapVal

   Institutional            350                 AVUAX             MdCapVal
--------------------------------------------------------------------------------
REAL ESTATE FUND

   Investor                 037                 REACX             Real

   Institutional            337                 REAIX             Real
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Investor                 986                 ASVIX             SmCpVal

   Institutional            486                 ACVIX             SmCpVal

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575

0507

SH-PRS-43686

                                                                   JULY 29, 2005

American Century Investments
prospectus

ADVISOR CLASS

Equity Income Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund

C CLASS

Equity Income Fund
Small Cap Value Fund

R CLASS

Equity Income Fund
Mid Cap Value Fund

SMALL CAP VALUE IS CLOSED TO NEW  INVESTORS,  BUT IS AVAILABLE  THROUGH  CERTAIN
FINANCIAL   INTERMEDIARIES.   SHAREHOLDERS  WHO  HAVE  OPEN  ACCOUNTS  MAY  MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS.......................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

      Equity Income Fund.......................................................X

      Mid Cap Value Fund.......................................................X

      Real Estate Fund.........................................................X

      Small Cap Value Fund.....................................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Equity  Income  seeks  current  income.  Capital  appreciation  is  a  secondary objective.

Real  Estate  seeks  long-term  capital  appreciation.  Income  is  a  secondary objective.

Small Cap Value and Mid Cap Value seek  long-term  capital  growth.  Income is a secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

For Equity Income,  the portfolio managers look for securities of companies with a  favorable  income-paying  history and with the  potential  for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate  investment  trusts  (REITs) and companies  engaged in the real estate  industry.  The portfolio  managers look for real estate  securities they believe will provide  superior  returns to the fund,  focusing on companies with the potential for stock price appreciation, plus strong growth of cash flow to investors.

In  selecting  stocks  for  Small Cap Value  and Mid Cap  Value,  the  portfolio managers  look for companies  whose stock prices may not reflect the  companies'
values.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies and hold them until each company's stock price has increased to, or is higher  than, a level the managers  believe  more  accurately  reflects the fair value of the company.

The chart below shows the primary differences among the funds.

FUND                PRIMARY INVESTMENTS

Equity Income       Equity securities of companies with a favorable income-paying history

Mid Cap Value       Equity securities of mid cap companies

Real Estate         Equity securities issued by real estate investment trusts and companies engaged in the real estate industry

Small Cap Value     Equity securities of smaller companies

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the funds.

An  investment  in the Real Estate Fund may be subject to many of the same risks as a direct  investment in real estate.  These risks include changes in economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural  disasters.  This  is due to the  fact  that  the  value  of the  fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies in which it invests.  To the extent the fund invests in companies that make loans to real  estate  companies,  the fund also may be subject to interest rate risk.

Because  the Real  Estate  Fund  concentrates  its  investments  in real  estate securities,  it may be  subject to greater  risks and market  fluctuations  than funds  investing  in a  broader  range of  industries.

If the market does not consider  the  individual  stocks  purchased by Small Cap
Value or Mid Cap Value to be undervalued,  or if the stocks  purchased by Equity
Income do not continue dividend  payments,  the value of these funds' shares may decline, even if stock prices generally are rising.

The  smaller  companies  in which Small Cap Value  invests  may present  greater opportunities  for  capital  appreciation  than larger  companies,  but also may present greater risks.

A more detailed description of the funds' investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EQUITY INCOME FUND
REAL ESTATE FUND
SMALL CAP VALUE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds'  historical  returns from year to year.  The returns of the funds'  other  classes of shares  will differ from those shown in the charts depending on the expenses of those classes.

EQUITY INCOME FUND - ADVISOR CLASS(1)

2004   12.26%
2003   23.93%
2002   -5.25%
2001   11.06%
2000   21.61%
1999   -0.28%
1998   12.29%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Equity Income            13.95% (4Q 1998)                     -10.80% (3Q 2002)
--------------------------------------------------------------------------------

REAL ESTATE FUND - ADVISOR CLASS(1)

2004  29.45%
2003  39.40%
2002   5.29%
2001  10.30%
2000  26.97%
1999  -3.03%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Real Estate              12.79% (4Q 2004)                     -9.47% (3Q 1999)
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND - ADVISOR CLASS(1)

2004   21.61%
2003   35.90%
2002  -11.64%
2001   30.19%
2000   39.08%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Small Cap Value          18.58% (2Q 2003)                     -19.04% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the funds' C Class and R Class shares  calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C
Class and R Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The  S&P 500 is viewed as a broad  measure of U.S.  stock  performance.  The
S&P SmallCap  600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.  The
Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a capitalization-weighted, total-return  index of real estate  investment  trusts (REITs) that meet certain liquidity requirements. The Russell 3000 Value Index measures the performance of the 3,000 largest publicly traded U.S. companies with lower price/book ratios.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
  DECEMBER 31, 2004                     1 YEAR       5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INCOME

Return Before Taxes                      12.26%       12.23%       12.27%

Return After Taxes on Distributions      10.57%       10.90%        8.95%

Return After Taxes on Distributions       9.03%        9.94%        8.55%
  and Sale of Fund Shares

Lipper Equity Income Index               13.02%        3.90%        6.95%(2)
  (reflects no deduction for taxes)

S&P 500 Index                            10.88%       -2.30%        7.09%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                 16.94%        6.10%        9.60%(2)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
REAL ESTATE

Return Before Taxes                      29.45%       21.62%       17.66%

Return After Taxes on Distribution       26.80%       19.83%       15.69%

Return After Taxes on Distributions      20.06%       18.03%       14.35%
  and Sale of Fund Shares

Morgan Stanley REIT Index                31.49%       21.67%       15.06%(3)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
SMALL CAP VALUE

Return Before Taxes                      21.61%       21.47%       21.47%

Return After Taxes on Distributions      18.94%       19.92%       19.91%

Return After Taxes on Distributions      15.06%       18.10%       18.09%
  and Sale of Fund Shares

S&P Small Cap 600/Barra Value Index      23.25%       15.08%       15.08%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE EQUITY INCOME, MARCH 7, 1997;
     REAL ESTATE, OCTOBER 6, 1998; AND SMALL CAP VALUE, DECEMBER 31, 1999.

(2)  SINCE MARCH 6, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE  SEPTEMBER  30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INCOME

Return Before Taxes                                  11.58%      9.11%

Lipper Equity Income Index                           13.02%      4.37%(2)
  (reflects no deduction for taxes)

S&P 500 Index                                        10.88%      1.78%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                             16.94%      6.85%(2)
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
SMALL CAP VALUE

Return Before Taxes                                  21.08%     12.84%

S&P Small Cap 600/Barra Value Index                  23.25%     13.01%(3)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION  DATES FOR THE C CLASS OF THE FUNDS ARE EQUITY  INCOME,  JULY
     13, 2001 AND SMALL CAP VALUE, JUNE 1, 2001.

(2)  SINCE JULY 12, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

R CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INCOME

Return Before Taxes                                  11.72%     17.32%

Lipper Equity Income Index                           13.02%     19.33%(2)
  (reflects no deduction for taxes)

S&P 500 Index                                        10.88%     16.84%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                             16.94%     23.43%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how the funds' returns can vary.  Keep in mind that past  performance  does not  predict how the funds will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FUND PERFORMANCE HISTORY - MID CAP VALUE FUND

Mid Cap  Value's  performance  history is not  available  as of the date of this prospectus.  When a class of the fund has investment results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly returns and average annual total returns for the fund. This information  indicates the volatility of the fund's historical returns from year to year.

For current performance  information,  please call us at 1-800-378-9878 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C CLASS

   Maximum Deferred Sales Charge (load)
   (as a percentage of net asset value)                          1.00%(1)
--------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% IN THE FIRST YEAR AFTER PURCHASE AND
     IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                        MANAGEMENT  DISTRIBUTION AND       OTHER      TOTAL ANNUAL FUND
                        FEE         SERVICE (12B-1) FEES   EXPENSES   OPERATING EXPENSES
-----------------------------------------------------------------------------------------
EQUITY INCOME

   Advisor Class         0.74%(1)       0.50%(2)           0.00%(3)         1.24%

   C Class               0.99%(1)       1.00%(4)           0.00%(3)         1.99%

   R Class               0.99%(1)       0.50%(4)(5)        0.00%(3)         1.49%

-----------------------------------------------------------------------------------------
MID CAP VALUE

   Advisor Class         0.75%          0.50%(2)           0.00%(3)         1.25%

   R Class               1.00%          0.50%(4)           0.00%(6)         1.50%

-----------------------------------------------------------------------------------------
REAL ESTATE

   Advisor Class         0.91%(1)       0.50%(2)           0.00%(3)         1.41%

-----------------------------------------------------------------------------------------
SMALL CAP VALUE

   Advisor Class         1.00%(1)       0.50%(2)           0.00%(3)         1.50%

   C Class               1.25%(1)       1.00%(4)           0.00%(3)         2.25%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(5)  FOR THE FISCAL YEAR ENDED  MARCH 31,  2005,  THE FUND'S R CLASS  RECEIVED A
     PARTIAL  REIMBURSEMENT  OF ITS  DISTRIBUTION  FEE.  TAKING INTO ACCOUNT THE
     REIMBURSEMENT,  THE  DISTRIBUTION  AND  SERVICE FEE WAS 0.45% AND THE TOTAL
     ANNUAL FUND OPERATING EXPENSE WAS 1.44%.

(6)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR        3 YEARS         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
EQUITY INCOME

   Advisor Class          $126          $392           $678            $1,492

   C Class                $201          $620           $1,064          $2,295

   R Class                $151          $469           $809            $1,767

--------------------------------------------------------------------------------
MID CAP VALUE

   Advisor Class          $127          $395           $683            $1,503

   R Class                $152          $472           $814            $1,778

--------------------------------------------------------------------------------
REAL ESTATE

   Advisor Class          $143          $444           $767            $1,680

--------------------------------------------------------------------------------
SMALL CAP VALUE

   Advisor Class          $152          $472           $814            $1,778

   C Class                $226          $697           $1,194          $2,558
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity  Income  seeks to  provide  current  income.  Capital  appreciation  is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for  securities  with a  favorable  income-paying history that have  prospects  for income  payments to continue or increase.  The portfolio  managers also look for  securities of companies that they believe are undervalued  and have the potential for an increase in price.  The fund seeks to receive  dividend  payments  that  provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies'  historical  ranges. The portfolio managers also look for companies whose dividend payments appear high when compared to the stock price.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  85% of the  fund's  assets invested in  income-paying  securities  and at least 80% of its assets in EQUITY
SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash,  cash-equivalent  securities,  or short-term  debt  securities.  To the extent  the fund  assumes a  defensive  position,  it will not be  pursuing  its objective  of capital  growth.  The fund  generally  limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the  individual  stocks  purchased  by the  fund  do  not  continue  dividend payments,  or if their  stock price does not  increase,  the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The  value of the  fund's  assets  invested  in  bonds  and  other  fixed-income securities will go up and down as prevailing  interest rates change.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities, the fund may invest in securities of foreign companies. Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not  accurately  reflect  the  companies'  value as  determined  by the portfolio  managers.  The  managers  also may  consider  whether the  companies'
securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the  Russell  3000 Index,  excluding  the  largest  100 such  companies.  The portfolio managers intend to manage the fund so that its weighted capitalization falls  within the  capitalization  range of the  members of the  Russell Mid Cap
Index.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive  position it will not be pursuing its  objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. securities,  the fund may invest in foreign securities.  Foreign investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. securities.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in EQUITY  SECURITIES issued by real estate  investment  trusts  (REITs)  and  companies  engaged in the real  estate industry.  The portfolio  managers look for real estate  securities they believe will  provide  superior  returns to the fund.  They  attempt to focus the fund's investments  on real estate  companies  and REITs with the  potential  for stock price appreciation, plus strong growth of cash flow to investors.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

The portfolio  managers' real estate  securities  investment  philosophy is that consistently excellent investment results can be achieved through superior stock selection  (based on both public equity and private real estate market  factors)
and  risk  managed  portfolio   construction.   The  portfolio  managers  use  a
disciplined  investment process to manage the fund,  focusing on stock selection rather than sector or theme bets. The portfolio  management  process relies on a continuous  screen of the target  universe of investments to identify  companies exhibiting  financial  strength,  strong operating  returns and growth prospects that are attractively priced at any given time.

The portfolio managers evaluate each company's ability to generate earnings over an  earnings  cycle,  not  just for the next  one or two  years.  The  portfolio managers focus  research  efforts on  determining  the  normalized  earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The  portfolio  managers do not attempt to time the market.  Under normal market conditions,  the fund  invests at least 80% of its  assets in equity  securities issued by real estate  investment  trusts  (REITs) and companies  engaged in the real estate industry. A company is considered to be a real estate company if, in the opinion of the  portfolio  managers,  at least 50% of its revenues or 50% of the market value of its assets at the time its  securities  are purchased by the fund are attributed to the ownership,  construction,  management or sale of real estate.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT IS A REIT?

A real estate investment trust, or REIT,  invests primarily in  income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs,  called equity REITs, buy real estate,  and investors receive income from the rents  received  and from any  profits  on the sale of its  properties.
Other REITs,  called mortgage REITs, lend money to building developers and other real estate  companies,  and receive  income from  interest paid on those loans.
There are also hybrid REITs,  which engage in both owning real estate and making loans.

If a  REIT  meets  certain  requirements,  it is not  taxed  on  the  income  it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An  investment  in the fund may be subject to many of the same risks as a direct investment in real estate.  This is due to the fact that the value of the fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies  in  which  it  invests.  These  risks  include  changes  in  economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage  REITs,  it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests.  Credit risk is the risk that the borrower  will not be able to make interest  and  principal  payments  on the loan to the REIT  when  they are due.
Interest  rate risk is the risk that a change in the  prevailing  interest  rate will  cause  the value of the loan  portfolio  held by the REIT to rise or fall.
Generally,  when  interest  rates  rise,  the value of the loan  portfolio  will decline.  The opposite is true when interest rates decline.  The degree to which interest rate changes affect the fund's performance varies and is related to the specific  characteristics  of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities,  it may be subject to greater risks and market  fluctuations  than a fund representing a broader  range  of  industries.  In  addition,  market  performance  tends to be cyclical and, in the various cycles,  certain  investment styles may fall in and out of favor.  If the market is not favoring the fund's style,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  will invest at least 80% of the fund's assets in small cap companies.  The portfolio  managers  consider small cap companies to include those with a market capitalization no larger than that of the largest company in the  S&P  Small Cap 600  Index or the  Russell  2000  Index.  The  portfolio managers look for stocks of companies  that they believe are  undervalued at the time of purchase.  The managers use a value  investment  strategy that looks for companies that are temporarily out of favor in the market.  The managers attempt to purchase the stocks of these  undervalued  companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

The portfolio managers do not attempt to time the market.  Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash,  cash-equivalent  securities,  or short-term  debt  securities.  To the extent  the fund  assumes a  defensive  position,  it will not be  pursuing  its objective  of capital  growth.  The fund  generally  limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.
Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value  generally  invests in smaller  companies  than American
Century's  similarly managed value funds (such as Equity Income), it may be more volatile,  and subject to greater  short-term  risk,  than those funds.  Smaller companies may have limited financial  resources,  product lines and markets, and their  securities may trade less frequently and in more limited volumes than the securities of larger  companies.  In addition,  smaller  companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

               WHEN  DETERMINING THE SIZE OF A COMPANY,  THE PORTFOLIO  MANAGERS
          WILL CONSIDER,  AMONG OTHER FACTORS, THE CAPITALIZATION OF THE COMPANY
          AND THE AMOUNT OF REVENUES,  AS WELL AS OTHER  INFORMATION THEY OBTAIN
          ABOUT THE COMPANY.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.  The advisor has hired J.P. Morgan Investment  Management,
Inc. (JPMIM) to make the day-to-day  investment decisions for Real Estate. JPMIM performs this function  under the  supervision of the fund's Board of Directors.
JPMIM and its  predecessor  companies have managed  investments  for clients for over eighty years.  JPMIM is  headquartered  at 522 Fifth Avenue,  New York, New
York 10036.

For the  services  it  provides  to the funds,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the funds. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the funds'
investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the funds.  The strategy  assets include the funds' assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Mid Cap Value R Class will pay the advisor a unified management fee of 1.00%.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the funds  except  brokerage  expenses,  taxes,  interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005       ADVISOR    C CLASS    R CLASS

Equity Income                                      0.74%      0.99%      0.99%

Mid Cap Value                                      0.75%(1)   N/A(2)     N/A(3)

Real Estate                                        0.91%      N/A(2)     N/A(2)

Small Cap Value                                    1.00%      1.25%      N/A(2)

(1)  ANNUALIZED.

(2)  THE FUND DOES NOT OFFER THIS CLASS OF SHARES.

(3)  THE R CLASS OF MID CAP VALUE HAD NOT  COMMENCED  OPERATION  AS OF MARCH 31,
     2005.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of  portfolio  managers and analysts to manage the funds.
The teams meet regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  teams who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

EQUITY INCOME

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment Officer -- Value and Senior Vice President,  has
been a member of the team that manages Equity Income since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice  president  and portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Equity  Income  since  October  1996.  He became a portfolio manager in February  1999.  He has a bachelor's  degree in finance from Southern
Illinois  University  and an MBA in finance  from the  University  of Missouri -
Columbia. He is a CFA charterholder.

MID CAP VALUE

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment  Officer - Value and Senior Vice President,  has
been a member of the team that manages Mid Cap Value since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at Boatmen's
Trust Company in St. Louis and served as vice  president  and portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Mid Cap Value  since its  inception.  He became a  portfolio manager in February  1999.  He has a bachelor's  degree in finance from Southern
Illinois  University  and an MBA in finance  from the  University  of Missouri -
Columbia. He is a CFA charterholder.

MICHAEL LISS

Mr. Liss,  Vice President and Portfolio  Manager,  has been a member of the team that manages Mid Cap Value since its inception.  He joined  American  Century in
June 1998 and became a portfolio  manager in February  2004. He has a bachelor's degree in  accounting  and finance from  Albright  College and an MBA in finance from Indiana University. He is a CFA charterholder.

REAL ESTATE

American Century Investment  Management,  Inc. provides  investment advisory and management services for the fund. American Century Investment  Management,  Inc.
has,  in  turn,  hired  J.P.  Morgan  Investment  Management  Inc.  to make  the day-to-day  investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is:

SCOTT W. BLASDELL

Mr. Blasdell,  Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since  joining J.P.  Morgan  Investment  Management  Inc. in
August 1999. He has a bachelor's  degree in economics from Williams  College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management,  Inc. who oversees the management of the fund is:

PHILLIP N. DAVIDSON

Mr.  Davidson,  Chief  Investment  Officer -- Value and Senior  Vice  President,
supervises  the American  Century Real Estate  team.  Prior to joining  American
Century in 1993,  he spent 11 years at Boatmen's  Trust Company in St. Louis and served as vice president and portfolio  manager  responsible  for  institutional value  equity  clients.  He has a  bachelor's  degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

SMALL CAP VALUE

BENJAMIN Z. GIELE

Mr. Giele, Vice President and Senior Portfolio Manager, has been a member of the team that  manages  Small Cap Value  since  its  inception.  He joined  American
Century in May 1998 and became a portfolio  manager in February  1999.  He has a bachelor of arts from Rice  University and an MBA in finance and accounting from the University of Texas - Austin. He is a CFA charterholder.

KEVIN LAUB

Mr. Laub,  Vice President and Portfolio  Manager,  has been a member of the team that manages Small Cap Value since its inception.  He joined American Century in
June 1998 and became a portfolio  manager in February  2003. He previously  held positions with Deloitte & Touche LLP. He has a bachelor's degree in business
administration   and  an  MBA  from  the   University  of  Iowa.  He  is  a  CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor  Class,  C Class and R Class  shares are  intended  for  purchase by participants in  employer-sponsored  retirement or savings plans and for persons purchasing shares through  broker-dealers,  banks, insurance companies and other financial  intermediaries  that provide various  administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
Aggregate  purchases  are limited to amounts  less than  $1,000,000  for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement  plan, your ability to purchase,  exchange,  redeem and transfer shares will be affected by the policies of that entity.  Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

For C Class shares,  if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  Please note that C Class shares redeemed in this  manner may be subject to a sales  charge if held less than 12 months.  You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CDSC

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the funds'  distributor  to recoup all or a portion of the up-front  payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding annually 12%
     of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 591/2

o    required minimum  distributions from retirement  accounts upon reaching age
     701/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the funds' transfer agent, or other financial  intermediary with the authority to accept  orders on the funds'  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The funds value  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of  valuation.  The  funds  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the funds  determine  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the funds'  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that may  cause the  funds to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such circumstances  occur, the funds will fair value the security if the fair
valuation   would   materially   impact  the  funds'   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the funds' board.

The  effect of using fair  value  determinations  is that the funds' NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the funds'  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the funds' NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the funds' NAV is not calculated.  So, the value of the funds'  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                 5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    Equity Income -- Investor  Class,  Institutional  Class,  Advisor  Class, C
     Class and R Class

o    Mid Cap Value -- Investor Class,  Institutional  Class, Advisor Class and R
     Class

o    Real Estate -- Investor Class, Institutional Class and Advisor Class

o    Small Cap Value -- Investor Class, Institutional Class, Advisor Class and C
     Class

The shares  offered by this  prospectus  are Advisor  Class, C Class and R Class shares.  Advisor Class, C Class and R Class shares are offered primarily through employer-sponsored  retirement plans and through institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds'  Advisor Class, C Class and R Class shares have a 12b-1
Plan.  The plans  provide  for the funds to pay annual fees of 1.00% for C Class and  0.50%  for  Advisor  and R Class to the  distributor  for  certain  ongoing shareholder and administrative services and for distribution services, including past  distribution  services.  Under the Advisor Class Plan, each fund's Advisor
Class pays the  distributor  an annual fee of 0.50% of Advisor Class average net assets,  half for certain  shareholder and administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers and insurance companies that make the classes available.  Because these fees are used to pay for  services  that are not  related  to  prospective sales of the funds,  each class will  continue to make  payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost  you more  than  paying  other  types of sales charges.  For  additional  information  about the Plans  and  their  terms,  see
MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER  SERVICES PLAN in
the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares of Mid Cap Value are new, financial  information is not available for this class.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' annual  reports,  which are available upon request.

EQUITY INCOME FUND
ADVISOR CLASS

[Will insert 3/31/05 audited information]

MID CAP VALUE FUND
ADVISOR CLASS

[Will insert 3/31/05 audited information]

REAL ESTATE FUND
ADVISOR CLASS

[Will insert 3/31/05 audited information]

SMALL CAP VALUE FUND
ADVISOR CLASS

[Will insert 3/31/05 audited information]

EQUITY INCOME FUND
C CLASS

[Will insert 3/31/05 audited information]

SMALL CAP VALUE FUND
C CLASS

[Will insert 3/31/05 audited information]

EQUITY INCOME FUND
R CLASS

[Will insert 3/31/05 audited information]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE           FUND CODE          TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
EQUITY INCOME FUND

   Advisor Class           738               TWEAX           EqInc

   C Class                 438               AEYIX           EqInc

   R Class                 238               AEURX           EqInc
--------------------------------------------------------------------------------
MID CAP VALUE FUND

   Advisor Class           700               ACLAX           MdCapVal

   R Class                 XXX               XXXXX           MdCapVal
--------------------------------------------------------------------------------
REAL ESTATE FUND

   Advisor Class           737               AREEX           Real
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Advisor Class           886               ACSCX           SmCpVal

   C Class                 686               ACVCX           SmCpVal
--------------------------------------------------------------------------------
Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6768

1-800-378-9878

0507

SH-PRS-43687

                                                                   July 29, 2005

American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Equity Index Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING WITH AMERICAN CENTURY................................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

MULTIPLE CLASS INFORMATION.....................................................X

FINANCIAL HIGHLIGHTS...........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund seeks to match, as closely as possible, the investment  characteristics and results of the S&P 500 Composite  Price Index  (S&P 500 Index).  The
portfolio managers buy and sell stocks and other securities in order to build an investment  portfolio that seeks to match the investment  characteristics of the
S&P 500 Index. To build this portfolio,  the portfolio  managers must invest
80% of the fund's  assets in the stocks  contained  in the  S&P 500 Index in accordance with their weightings in the index.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the fund.

The fund's  ability to match the  performance  of the  S&P  500 Index may be affected  by many  factors.  The  portfolio  managers  will use cash  flows from purchase  and  redemption  activity to  maintain,  to the extent  feasible,  the similarity  of the fund's  portfolio to the  investment  characteristics  of the
S&P 500 Index.  Because of the  composition of the S&P 500 Index,  it is possible that a relatively  high percentage of the fund's assets may be invested in companies in the same industry or economic sector. As a result,  the fund may be subject to greater risks and market  fluctuations  than funds  investing in a broader range of industries.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those shown. The return of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

EQUITY INDEX FUND - INVESTOR CLASS(1)

2004     10.38%
2003     27.66%
2002    -22.24%
2001    -12.13%
2000     -9.64%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                           HIGHEST                            LOWEST

Equity Index               15.04% (2Q 2003)                   -17.19% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the fund's  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns  are  shown  only for  Investor  Class  shares.  After-tax  returns  for
Institutional Class shares will vary.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                       1 YEAR      5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INDEX

Return Before Taxes                       10.38%      -2.75%        0.63%

Return After Taxes on Distributions       10.14%      -3.04%        0.27%

Return After Taxes on Distributions
  and Sale of Fund Shares                  7.04%      -2.46%        0.35%

S&P 500 Index                             10.88%      -2.30%        1.13%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS FEBRUARY 26, 1999.

(2)  SINCE  FEBRUARY 28, 1999,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                       1 YEAR     5 YEARS     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
EQUITY INDEX

Return Before Taxes                      10.59%      -2.55%         0.83%

S&P 500 Index                            10.88%      -2.30%         1.13%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS FEBRUARY 26, 1999.

(2)  SINCE  FEBRUARY 28, 1999,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                                 $25(1)

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                       FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
EQUITY INDEX

   Investor Class        0.49%         None                0.00%           0.49%

   Institutional Class   0.29%         None                0.00%           0.29%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                 1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
EQUITY INDEX

   Investor Class                 $50         $157        $274          $615

   Institutional Class            $30          $93        $163          $368

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Equity  Index  seeks  to  match,   as  closely  as  possible,   the   investment
characteristics  and results of the S&P 500 Composite  Price Index  (S&P
500 Index).  The portfolio  managers buy and sell stocks and other securities in order  to build an  investment  portfolio  that  seeks to match  the  investment characteristics of the S&P 500 Index.

To build this investment portfolio,  the portfolio managers must invest at least
80% of the fund's  assets in the stocks  contained  in the  S&P 500 Index in accordance  with their  weightings in the index,  beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks  that  comprise  the  S&P  500 Index and,  in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an  unmanaged  index  composed of 500  selected  common stocks, most of which are listed on the New York Stock Exchange.  Standard &
Poor's, a division of The McGraw-Hill Companies,  Inc., chooses the stocks to be included in the S&P 500 Index.  The  weightings of stocks in the S&P 500
Index are based on each  stock's  total  MARKET  CAPITALIZATION  relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest  companies  will comprise a large  proportion of the S&P
500 Index.

               MARKET  CAPITALIZATION IS THE VALUE OF A COMPANY AS DETERMINED BY
          MULTIPLYING  THE  NUMBER OF SHARES  OF ITS  STOCK  OUTSTANDING  BY ITS
          CURRENT MARKET PRICE PER SHARE.

The  portfolio  managers do not attempt to time the  market.  When the  managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in
nonleveraged  futures  contracts.   Futures  contracts,  a  type  of  derivative
security,  can help the fund's cash assets remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures  contracts  and similar derivative  securities to help manage the risk of these types of investments.  A complete  description of the derivatives  policy is included in the statement of additional information.

"Standard &  Poor's(R)," "S&P 500(R)" and "S&P(R)" are trademarks of
The  McGraw-Hill  Companies,  Inc.,  and have been  licensEd for use by American
Century. The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor's  and  Standard  &  Poor's  makes  no  representation   regarding  the
advisability  of investing  in the fund.  Inclusion of a security in the S&P
500 Index in no way  implies  an  opinion  by  Standard  &  Poor's as to its attractiveness as an investment.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The  portfolio  managers'  ability to match the  performance  of the S&P 500
Index may be affected by many factors,  such as changes in  securities  markets, the manner in which the return of the S&P 500 Index is calculated,  the size of the fund's portfolio,  the amount of cash held in the fund's  portfolio,  and the amount and timing of shareholder  purchases and  redemptions.  The portfolio managers will use cash flows from shareholder  purchase and redemption  activity to maintain,  to the extent  feasible,  the  similarity  of its portfolio to the securities comprising the S&P 500 Index.

It is intended  that  Equity  Index will be  diversified  to the extent that the
S&P 500 Index is diversified.  Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers,  some of which may be in the same industry or economic  sector.  As a result,  the fund's portfolio may be more  sensitive  to  changes in the  market  value of a single  issuer or industry than other equity funds using different investment styles.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the stocks  contained  in the S&P 500 Index,  the fund's gains may not be as big as, or its losses may be bigger than,  other  equity  funds using  different investment styles.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The investment  advisor is American  Century  Investment  Management,  Inc. (the
advisor).  The  advisor  has  been  managing  mutual  funds  since  1958  and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to  operate.  The  advisor  has, in turn,  hired  Barclays  Global Fund
Advisors (BGFA) to make the day-to-day  investment  decisions for the fund. BGFA performs this function  under the  supervision  of American  Century  Investment
Management,  Inc.  and the  fund's  Board of  Directors.  BGFA is  located at 45
Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of  Barclays  Global  Investors,  N.A.  ("BGI"),  which  in turn is an  indirect subsidiary of Barclays Bank PLC. BGI,  including its  affiliates,  is one of the world's largest managers of institutional  investment assets. As of December 31,
2004, BGI and its  affiliates,  including  BGFA,  provided  investment  advisory services for over $1.3 trillion in assets.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For funds with a stepped fee schedule,  the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005      INVESTOR CLASS   INSTITUTIONAL CLASS

Equity Index                                          0.49%              0.29%
--------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

American Century Investment  Management,  Inc. provides  investment advisory and management services for the fund. American Century Investment  Management,  Inc.
has, in turn,  hired  Barclays  Global Fund  Advisors  (BGFA),  a subsidiary  of
Barclays  Global  Investors,  N.A.,  (BGI)  to make  the  day-to-day  investment decisions for the fund.  BGFA performs this function  under the  supervision  of
American Century Investment Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team who are primarily  responsible for the  day-to-day  management of the fund are  identified  below.  Each  portfolio manager is responsible for various  functions  related to portfolio  management, including, but not limited to, investing cash inflows, coordinating with members of  their  team to focus  on  certain  asset  classes,  implementing  investment strategies,  researching  and reviewing  investment  strategies,  and overseeing
members   of  his  or  her   portfolio   management   team  with  more   limited
responsibilities,  but each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Ed Corallo is an employee of BGFA and BGI and has been primarily responsible for the day-to day  management of the American  Century Equity Index Fund for over 5 years.

Patrick  O'Connor  is an  employee  of  BGFA  and BGI  and  has  been  primarily responsible for the day-to-day  management of the American  Century Equity Index
Fund for over 5 years.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
Investor Services Representative            Service Representative
1-800-345-2021                              1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  Representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the minimum  initial  investment  amount is $10,000 for all accounts.  To establish a traditional  or Roth IRA in the fund, you will need to exchange from another American Century IRA,  transfer from another  custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than  $250,000), we reserve the right to pay part or all of the redemption  proceeds in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax liability as the result of your redemption.  For Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  FINANCIAL  INTERMEDIARY  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries  requiring them to track the time  investment  orders are received and to comply with procedures relating  to  the  transmission  of  orders.  Orders  must  be  received  by the intermediary  on a  fund's  behalf  before  the  time  the net  asset  value  is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers two classes of shares of the fund:  Investor Class and
Institutional  Class.  The shares offered by this  prospectus are Investor Class shares and Institutional  Class shares.  Investor Class and Institutional  Class shares  have no  up-front  or  deferred  charges,  commissions  or  12b-1  fees.
Institutional  Class  shares are offered  primarily  through  employer-sponsored
retirement  plans  or  through  institutions  like  banks,   broker-dealers  and
insurance companies.

The difference in the fee structures  between the classes is the result of their separate  arrangements for shareholder and distribution  services. It is not the result of any difference in advisory or custodial fees or other expenses related to the  management of the fund's assets,  which do not vary by class.  Different fees and expenses will affect performance.  For additional information,  call us at  1-800-345-2021.  You also can contact a sales  representative  or  financial intermediary who offers shares of the fund.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The fund's
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

EQUITY INDEX FUND
INVESTOR CLASS

[Will insert 3/31/05 audited information]

EQUITY INDEX FUND
INSTITUTIONAL CLASS

[Will insert 3/31/05 audited information]

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE            TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Equity Index Fund

   Investor                  400                ACIVX           EqIndex

   Institutional             500                ACQIX           EqIndex

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575

0507

SH-PRS-43685

                                                                   July 29, 2005

American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Large Company Value Fund

LARGE COMPANY VALUE FUND IS CLOSED TO NEW SELF-DIRECTED  RETAIL INVESTORS BUT IS
AVAILABLE THROUGH FINANCIAL  INTERMEDIARIES.  SHAREHOLDERS WHO HAD OPEN ACCOUNTS
AS OF JANUARY 30, 2003, MAY MAKE ADDITIONAL  INVESTMENTS AND REINVEST  DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services

American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large  Company  Value  seeks  long-term  capital  growth.  Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for Large Company  Value,  the portfolio  managers look for companies whose stock prices may not adequately  reflect the companies'  values.
The managers attempt to purchase the stocks of these  undervalued  companies and hold them until each company's  stock price has increased to, or is higher than, a level the  managers  believe  more  accurately  reflects the fair value of the company.

Large Company Value invests primarily in larger  companies.  Under normal market conditions,  the fund will have at least 80% of its assets in equity  securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    STYLE  RISK - If the  fund's  investment  style  is out of  favor  with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Annual Total Returns

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the class.  It indicates the volatility of the fund's historical  returns from year to year. Account fees are not reflected in the chart below.  If they had been  included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the chart, depending on the expenses of that class.

LARGE COMPANY VALUE FUND - INVESTOR CLASS(1)

2004     14.28%
2003     28.97%
2002    -13.47%
2001      7.47%
2000      9.68%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                             HIGHEST                           LOWEST

Large Company Value          17.47% (2Q 2003)                  -17.67% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the fund's  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest  historical  federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S.  stock  performance.  The
Russell  1000  Value  Index  measures  the  performance  of those  Russell  1000 companies  (the  1,000  largest  of  the  3,000  largest  publicly  traded  U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                      1 YEAR      5 YEARS     LIFE OF CLASS(1)
-------------------------------------------------------------------------------
LARGE COMPANY VALUE

Return Before Taxes                     14.28%       8.49%          6.59%

Return After Taxes on Distributions     13.95%       8.01%          6.10%

Return After Taxes on Distributions
  and Sale of Fund Shares                9.68%       7.10%          5.42%

Russell 1000 Value Index                16.49%       5.27%          4.46%(2)
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                           10.88%      -2.30%         -0.19%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JULY 30, 1999.

(2)  SINCE JULY 31, 1999,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

Return Before Taxes                                14.50%         7.30%

Russell 1000 Value Index                           16.49%         6.15%(2)
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                      10.88%         1.72%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS AUGUST 10, 2001.

(2)  SINCE JULY 31, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                              $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                         FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
LARGE COMPANY VALUE

   Investor Class         0.87%          None                0.00%            0.87%

   Institutional Class    0.67%          None                0.00%            0.67%
------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR      3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

   Investor Class              $89         $277          $481         $1,069

   Institutional Class         $68         $214          $373         $833
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger  companies.  Under normal market conditions,  the fund will have at least 80% of its assets in equity  securities of companies  comprising the Russell 1000 Index.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  80% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005      INVESTOR CLASS   INSTITUTIONAL CLASS

Large Company Value                                   0.87%              0.67%
---------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale  activity.  Team members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

MARK MALLON

Mr. Mallon,  Chief Investment  Officer and Executive Vice President,  has been a member of the team that manages  Large  Company  Value since its  inception.  He joined  American  Century  in April  1997 as  managing  director  of  value  and quantitative  equities.  From August 1978 until he joined American Century,  Mr.
Mallon was employed in several positions by Federated Investors,  and had served as president and chief executive officer of Federated Investment  Counseling and executive vice president of Federated  Research  Corporation since January 1990.
Mr.  Mallon  has a bachelor  of arts from  Westminster  College  and an MBA from
Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter,  Vice President and Senior Portfolio  Manager,  has been a member of the team  that  manages  Large  Company  Value  since its  inception.  He joined
American Century in December 1998. Before joining American Century,  he spent 15 years with Federated  Investors,  most recently  serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon  University.  He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio  Manager,  has been a member of the team that manages Large Company Value since he joined American Century in April 2000.
He became a portfolio  manager in February  2004. He has a bachelor's  degree in mechanical  engineering  from  the  University  of  Arizona  and an MBA from the
University of Texas - Austin. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
Investor Services Representative            Service Representative

1-800-345-2021                              1-800-345-3533
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  Representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  FINANCIAL  INTERMEDIARY  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   Information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries  requiring them to track the time  investment  orders are received and to comply with procedures relating  to  the  transmission  of  orders.  Orders  must  be  received  by the intermediary  on a  fund's  behalf  before  the  time  the net  asset  value  is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers seven classes of shares of the fund through  financial intermediaries:  Investor Class, Institutional Class, A Class, B Class, C Class,
R Class and Advisor Class.  The shares  offered by this  prospectus are Investor
Class and Institutional  Class shares.  Investor Class and  Institutional  Class shares  have no  up-front  or  deferred  charges,  commissions  or  12b-1  fees.
Institutional  Class  shares are offered  primarily  through  employer-sponsored retirement  plans, or through  institutions  such as banks,  broker-dealers  and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The fund's
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

LARGE COMPANY VALUE FUND
Investor Class

[Will insert 3/31/05 audited information]

LARGE COMPANY VALUE FUND
Institutional Class

[Will insert 3/31/05 audited information]

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting  American  Century at the address or telephone  numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
LARGE COMPANY VALUE FUND

   Investor Class                987             ALVIX          LgComVal

   Institutional Class           487             ALVSX          LgComVal
--------------------------------------------------------------------------------

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                               Institutional Class
P.O. Box 419200                              P.O. Box 419385
Kansas City, Missouri 64141-6200             Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575               1-800-345-3533 or 816-531-5575

0507

SH-PRS-43683

                                                                   July 29, 2005

American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

Large Company Value Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Large  Company  Value  seeks  long-term  capital  growth.  Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for Large Company  Value,  the portfolio  managers look for companies whose stock prices may not adequately  reflect the companies'  values.
The managers attempt to purchase the stocks of these  undervalued  companies and hold them until each company's  stock price has increased to, or is higher than, a level the  managers  believe  more  accurately  reflects the fair value of the company.

Large Company Value invests primarily in larger  companies.  Under normal market conditions,  the fund will have at least 80% of its assets in equity  securities of companies comprising the Russell 1000 Index.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    STYLE  RISK - If the  fund's  investment  style  is out of  favor  with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's  historical  returns from year to year.  The returns of the fund's  other  classes of shares  will differ from those shown in the chart, depending on the expenses of those classes.

LARGE COMPANY VALUE FUND -- ADVISOR CLASS(1)

2004    14.20%
2003    28.42%
2002   -13.70%
2001     7.20%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Large Company Value      17.40% (2Q 2003)                     -17.73% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's A Class,  B Class, C Class and R Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S.  stock  performance.  The
Russell  1000  Value  Index  measures  the  performance  of those  Russell  1000 companies  (the  1,000  largest  of  the  3,000  largest  publicly  traded  U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

Return Before Taxes                                 14.20%          9.53%

Return After Taxes on Distributions                 13.91%          9.15%

Return After Taxes on Distributions
  and Sale of Fund Shares                            9.58%          8.06%

Russell 1000 Value Index                            16.49%          4.92%(2)
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                       10.88%         -2.33%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 26, 2000.

(2)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

A CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE(2)

Return Before Taxes                                  7.66%         19.92%

Russell 1000 Value Index                            16.49%         25.79%
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                       10.88%         22.06%
     (reflects no deduction for fees,
      expenses or taxes)

(1)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE(2)

Return Before Taxes                                  9.49%         21.10%

Russell 1000 Value Index                            16.49%         25.79%
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                       10.88%         22.06%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

Return Before Taxes                                 13.54%          8.42%

Russell 1000 Value Index                            16.49%         10.86%(2)
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                       10.88%          6.13%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE C CLASS IS NOVEMBER 7, 2001.

(2)  SINCE  OCTOBER,  31, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

R CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

Return Before Taxes                                 13.71%         20.16%

Russell 1000 Value Index                            16.49%         22.96%(2)
  (reflects no deduction for fees,
   expenses or taxes)

S&P 500 Index                                       10.88%         16.84%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   A CLASS   B CLASS   C CLASS   R CLASS   ADVISOR CLASS

Maximum Sales Charge (Load) Imposed on Purchases    5.75%      None      None      None        None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)               None(1)   5.00%(2)   1.00%(3)   None        None
   (as a percentage of the original
   offering price for  B Class shares
   or the lower of the original offering
   price or redemption proceeds for A
   and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THIS CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                      FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
-------------------------------------------------------------------------------------------
LARGE COMPANY VALUE

   A Class            0.87%           0.25%(3)             0.00%             1.12%

   B Class            0.87%           1.00%(3)             0.00%             1.87%

   C Class            0.87%           1.00%(3)             0.00%             1.87%

   R Class            0.87%           0.50%(3)(4)          0.00%             1.37%

   Advisor Class      0.62%           0.50%(5)             0.00%             1.12%
-------------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(4)  FOR THE FISCAL YEAR ENDED  MARCH 31,  2005,  THE FUND'S R CLASS  RECEIVED A
     PARTIAL  REIMBURSEMENT  OF ITS  DISTRIBUTION  FEE.  TAKING INTO ACCOUNT THE
     REIMBURSEMENT,  THE  DISTRIBUTION  AND  SERVICE FEE WAS 0.46% AND THE TOTAL
     ANNUAL FUND OPERATING EXPENSE WAS 1.33%.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR      3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

   A Class                 $682        $909           $1,154        $1,853

   B Class                 $589        $884           $1,104        $1,978

   C Class                 $189        $584           $1,004        $2,171

   R Class                 $139        $432           $746          $1,636

   Advisor Class           $114        $355           $615          $1,356

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                          1 YEAR      3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

   A Class                 $682        $909           $1,154        $1,853

   B Class                 $189        $584           $1,004        $1,978

   C Class                 $189        $584           $1,004        $2,171

   R Class                 $139        $432           $746          $1,636

   Advisor Class           $114        $355           $615          $1,356

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.

Large Company Value invests primarily in larger  companies.  Under normal market conditions,  the fund will have at least 80% of its assets in equity  securities of companies  comprising the Russell 1000 Index.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  80% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.
Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005    A CLASS   B CLASS   C CLASS   R CLASS  ADVISOR CLASS

Large Company Value                              0.87%     0.87%     0.87%     0.87%      0.62%
-----------------------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale  activity.  Team members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

MARK MALLON

Mr. Mallon,  Chief Investment  Officer and Executive Vice President,  has been a member of the team that manages  Large  Company  Value since its  inception.  He joined  American  Century  in April  1997 as  managing  director  of  value  and quantitative  equities.  From August 1978 until he joined American Century,  Mr.
Mallon was employed in several positions by Federated Investors,  and had served as president and chief executive officer of Federated Investment  Counseling and executive vice president of Federated  Research  Corporation since January 1990.
Mr.  Mallon  has a bachelor  of arts from  Westminster  College  and an MBA from
Cornell University. He is a CFA charterholder.

CHARLES A. RITTER

Mr. Ritter,  Vice President and Senior Portfolio  Manager,  has been a member of the team  that  manages  Large  Company  Value  since its  inception.  He joined
American Century in December 1998. Before joining American Century,  he spent 15 years with Federated  Investors,  most recently  serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon  University.  He also has an
MBA from the University of Chicago. He is a CFA charterholder.

BRENDAN HEALY

Mr. Healy, Vice President and Portfolio  Manager,  has been a member of the team that manages Large Company Value since he joined American Century in April 2000.
He became a portfolio  manager in February  2004. He has a bachelor's  degree in mechanical  engineering  from  the  University  of  Arizona  and an MBA from the
University of Texas - Austin. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution  services.

The fund  offers the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                       B CLASS

Initial sales charge(1)                       No initial sales charge

Generally no contingent deferred              Contingent deferred sales charge on
sales charge(2)                               redemptions within six years

12b-1 fee of 0.25%                            12b-1 fee of 1.00%

No conversion feature                         Convert to A Class shares eight
                                              years after purchase

Generally more appropriate                    Aggregate purchases are limited to
for long-term investors                       amounts less than $100,000

C CLASS                                       ADVISOR CLASS AND R CLASS

No initial sales charge                       No initial sales charge

Contingent deferred sales charge on           No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                            12b-1 fee of 0.50%(3)

No conversion feature                         No conversion feature

Aggregate purchases are limited to amounts    Generally offered through qualified
less than $1,000,000; generally more          retirement plans and other
appropriate for short-term investors          fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  WHILE THE  ADVISOR  CLASS AND R CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE X FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of A, B or C Class shares,  a hyperlink will take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                           SALES CHARGE     SALES CHARGE        AMOUNT PAID TO
                           AS A % OF        AS A % OF NET       FINANCIAL ADVISOR
PURCHASE AMOUNT            OFFERING PRICE   AMOUNT INVESTED     AS A % OF OFFERING PRICE

Less than $50,000             5.75%            6.10%               5.00%
$50,000 - $99,999             4.75%            4.99%               4.00%
$100,000 - $249,999           3.75%            3.90%               3.25%
$250,000 - $499,999           2.50%            2.56%               2.00%
$500,000 - $999,999           2.00%            2.04%               1.75%
$1,000,000 - $3,999,999       0.00%            0.00%               1.00%(1)
$4,000,000 - $9,999,999       0.00%            0.00%               0.50%(1)
$10,000,000 or more           0.00%            0.00%               0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of B Class shares,  the amount paid to your financial advisor is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales charge  (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING                 CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                                          5.00%

2nd year                                          4.00%

3rd year                                          3.00%

4th year                                          3.00%

5th year                                          2.00%

6th year                                          1.00%

After 6th year                                    None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front  payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to  attainment of age 59 1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA  rollovers  from  American  Century  Advisor  Fund held in a  qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange,  redeem and transfer  shares will depend on the policies of the financial  intermediary through which you do business.  Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes  are fair  rather than being  solely  determined  by the  market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers seven classes of shares of the fund through  financial intermediaries:  A Class,  B Class, C Class,  R Class,  Advisor Class,  Investor
Class and  Institutional  Class. The shares offered by this prospectus are A, B,
C,  R  and  Advisor  Class   shares,   which  are  offered   primarily   through
employer-sponsored  retirement plans or through  institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C
Class, and 0.50% for R and Advisor Class to the  distributor.  Under the Advisor
Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets,  half for certain  ongoing  shareholder and administrative  services  and half for  distribution  services,  including  past distribution  services.  The  distributor  may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  investment  advisors,  banks,  broker-dealers  and  insurance companies  that make the classes  available.  Because these fees are used to pay for services that are not related to prospective  sales of the fund,  each class will  continue  to make  payments  under  its plan  even if it is  closed to new investors.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost you more than other  types of sales  charges.  The higher  fees for B and C
Class  shares may cost you more over time than paying the initial  sales  charge for A Class shares. For additional  information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The fund's
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

LARGE COMPANY VALUE FUND
A Class

[Will insert 3/31/05 audited information]

LARGE COMPANY VALUE FUND
B Class

[Will insert 3/31/05 audited information]

LARGE COMPANY VALUE FUND
C Class

[Will insert 3/31/05 audited information]

LARGE COMPANY VALUE FUND
R Class

[Will insert 3/31/05 audited information]

LARGE COMPANY VALUE FUND
Advisor Class

[Will insert 3/31/05 audited information]

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE         TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
LARGE COMPANY VALUE FUND

   A Class                   107             ALAVX             LgComVal

   B Class                   387             ALBVX             LgComVal

   C Class                   687             ALPCX             LgComVal

   R Class                   287             ALVRX             LgComVal

   Advisor Class             887             ALPAX             LgComVal

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507

SH-PRS-43684

                                                                   July 29, 2005

American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Value Fund

VALUE FUND IS CLOSED TO NEW  SELF-DIRECTED  RETAIL  INVESTORS  BUT IS  AVAILABLE
THROUGH  FINANCIAL  INTERMEDIARIES.  SHAREHOLDERS  WHO HAD OPEN  ACCOUNTS  AS OF
JANUARY 30, 2003, MAY MAKE  ADDITIONAL  INVESTMENTS  AND REINVEST  DIVIDENDS AND
CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc.

ACI Logo to go here

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.*  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact  our  Investor  Services  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

*    You'll notice that this  prospectus  includes  information  about  Investor
     Class and Institutional  Class shares.  Investor Class shares are available directly from American Century and  Institutional  Class shares are offered
     primarily   through    employer-sponsored    retirement    plans,    banks,
     broker-dealers and insurance companies.  Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND......................................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

MANAGEMENT...................................................................X

INVESTING WITH AMERICAN CENTURY..............................................X

SHARE PRICE AND DISTRIBUTIONS................................................X

TAXES........................................................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value,  the portfolio  managers look for companies whose stock prices may not reflect the  companies'  values.  The  managers  attempt to purchase  the  stocks of these  undervalued  companies  and hold them until each company's  stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund's principal risks include

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    STYLE  RISK - If the  fund's  investment  style  is out of  favor  with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for the last 10 calendar years. It indicates the volatility of the fund's historical  returns  from year to year.  Account  fees are not  reflected in the chart below. If they had been included, returns would be lower than those shown.
The returns of the  Institutional  Class  shares will differ from those shown in the chart, depending on the expenses of that class.

VALUE FUND - INVESTOR CLASS(1)

2004          14.36%
2003          29.06%
2002         -12.69%
2001          12.86%
2000          18.27%
1999          -0.80%
1998           4.99%
1997          26.01%
1996          24.25%
1995          32.80%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:
                         HIGHEST                              LOWEST

Value                    18.45% (2Q 1999)                     -16.28% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the fund's  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the highest  historical  federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  Investor  Class  shares.  After-tax  returns for the
Institutional Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad measure of U.S.  stock  performance.  The
Lipper  Multicap  Value  Index is an index of  multicap  value  funds  that have management  styles  similar to Value.  The Russell 3000 Value Index measures the performance  of the 3,000  largest  publicly  traded U.S.  companies  with lower price/book ratios.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                            1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
VALUE

Return Before Taxes                           14.36%     11.46%     14.05%

Return After Taxes on Distributions           10.80%     10.04%     10.69%

Return After Taxes on Distributions
  and Sale of Fund Shares                     11.19%      9.28%     10.28%

Lipper Multicap Value Index                   14.91%      6.90%     12.23%
  (reflects no deduction for taxes)

S&P 500 Index                                 10.88%     -2.30%     12.07%
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                      16.94%      6.10%     13.84%
  (reflects no deduction for fees,
   expenses or taxes)

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                        1 YEAR      5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
VALUE

Return Before Taxes                         14.57%     11.67%      9.12%

Lipper Multicap Value Index                 14.91%      6.90%      6.67%
  (reflects no deduction for taxes)

S&P 500 Index                               10.88%     -2.30%      4.83%
  (reflects no deduction for fees,
 expenses or taxes)

Russell 3000 Value Index                    16.94%      6.10%      7.79%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JULY 31, 1997.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares, other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class

   Maximum Account Maintenance Fee                            $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                         FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
VALUE

   Investor Class         0.99%          None                0.00%           0.99%

   Institutional Class    0.79%          None                0.00%           0.79%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE The Investment Advisor UNDER Management FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
VALUE

   Investor Class                   $101       $314         $545        $1,208

   Institutional Class              $81        $252         $438        $975

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.  Since the fund invests in companies of all sizes on an ongoing basis,  it may be best  characterized  as a multi-capitalization value fund.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For funds with a stepped fee schedule,  the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED MARCH 31, 2005      INVESTOR CLASS  INSTITUTIONAL CLASS

Value                                                 0.99%             0.79%
-------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale  activity.  Team members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment  Officer - Value and Senior Vice President,  has
been a member of the team that  manages  Value  since  its  inception.  Prior to joining American Century in September 1993, he spent 11 years at Boatmen's Trust
Company  in St.  Louis  and  served  as vice  president  and  portfolio  manager responsible for institutional  value equity clients.  He has a bachelor's degree in finance and an MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since  October  1996.  He became a portfolio  manager in
February  1999.  He has a bachelor's  degree in finance from  Southern  Illinois
University and an MBA in finance from the University of Missouri - Columbia.  He is a CFA charterholder.

MICHAEL LISS

Mr. Liss,  Vice President and Portfolio  Manager,  has been a member of the team that manages  Value since  joining  American  Century in June 1998.  He became a senior investment  analyst in August 2003 and then became a portfolio manager in
February  2004.  He has a  bachelor's  degree in  accounting  and  finance  from
Albright  College and an MBA in finance  from  Indiana  University.  He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.
* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
Investor Services Representative                     Service Representative

1-800-345-2021                                       1-800-345-3533
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions.

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
You may sell shares  automatically  by establishing  Check-A-Month  or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  Representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE FOLLOWING POLICIES APPLY TO INVESTOR CLASS AND INSTITUTIONAL CLASS SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  FINANCIAL  INTERMEDIARY  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries  requiring them to track the time  investment  orders are received and to comply with procedures relating  to  the  transmission  of  orders.  Orders  must  be  received  by the intermediary  on a  fund's  behalf  before  the  time  the net  asset  value  is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%       TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income
Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers the  following  classes of shares of the fund  through financial intermediaries: Investor Class, Institutional Class, A Class, B Class,
C Class,  R Class and Advisor Class.  The shares offered by this  prospectus are
Investor Class and Institutional Class shares.  Investor Class and Institutional
Class shares have no up-front or deferred  charges,  commissions  or 12b-1 fees.
Institutional  Class  shares are offered  primarily  through  employer-sponsored retirement  plans,  or  through  institutions  like  banks,  broker-dealers  and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The fund's
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

VALUE FUND
Investor Class

[Will insert 3/31/05 audited information]

VALUE FUND
Institutional Class

[Will insert 3/31/05 audited information]

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                    FUND CODE       TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------
VALUE FUND

   Investor Class                 039             TWVLX            Value

   Institutional Class            339             AVLIX            Value

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                            Institutional Class
P.O. Box 419200                           P.O. Box 419385
Kansas City, Missouri 64141-6200          Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575            1-800-345-3533 or 816-531-5575

0507

SH-PRS-43681

                                                                   July 29, 2005

American Century Investments
prospectus

A CLASS
B CLASS
C CLASS
R CLASS
ADVISOR CLASS

Value Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century
Investment Services, Inc.

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investment Services, Inc., Distributor

(C)2005 American Century Proprietary Holdings, Inc. All rights reserved.
The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting stocks for Value,  the portfolio  managers look for companies whose stock prices may not reflect the  companies'  values.  The  managers  attempt to purchase the stocks of these undervalued  companies and hold them each company's stock price has  increased  to, or is higher than, a level the managers  believe more accurately reflects the fair value of the company.

The fund's principal risks include

     o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

     o    PRICE  VOLATILITY  - The  value of the  fund's  shares  may  fluctuate significantly in the short term.

     o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them. In other words,  it is possible to lose money by investing in the fund.

     o    STYLE RISK - If the fund's  investment  style is out of favor with the market, the fund's performance may suffer.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's  historical  returns from year to year.  The returns of the fund's  other  classes of shares  will differ from those shown in the chart, depending on the expenses of those classes.

VALUE FUND -- ADVISOR CLASS(1)

2004                   14.23%
2003                   28.57%
2002                  -12.92%
2001                   12.58%
2000                   18.01%
1999                   -0.87%
1998                    4.55%
1997                   25.73%

(1)  AS OF JUNE 30,  2005,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,  THE
     FUND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS X%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                               LOWEST

Value                    18.20% (2Q 1999)                      -16.33% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways. Additional tables show the average annual  total  returns  of the  fund's  A  Class,  B Class  and C  Class  shares calculated  before the impact of taxes.  Because the R Class of Value was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares.  The two after-tax returns take into account taxes that may be associated with owning fund shares.  Return After Taxes on  Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.  Return After Taxes on  Distributions and Sale of Fund  Shares is further  adjusted  to reflect  the tax impact on any change in the  value of fund  shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The S&P 500 Index is viewed as a broad  measure of U.S.  stock  performance.
The Lipper  Multicap  Value Index is an index of multicap  value funds that have management  styles  similar to Value.  The Russell 3000 Value Index measures the performance  of the 3,000  largest  publicly  traded U.S.  companies  with lower price/book ratios.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED
 DECEMBER 31, 2004                       1 YEAR      5 YEARS    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
VALUE

Return Before Taxes                      14.23%       11.19%        11.12%

Return After Taxes on Distributions      10.71%        9.85%         7.82%

Return After Taxes on Distributions
  and Sale of Fund Shares                11.05%        9.08%         7.61%

Lipper Multicap Value Index              14.91%        6.90%         9.74%(2)
  (reflects no deduction for taxes)

S&P 500 Index                            10.88%       -2.30%         8.68%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                 16.94%        6.10%        11.14%(2)
  (reflects no deduction for fees,
   expenses or taxes

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 2, 1996.

(2)  SINCE OCTOBER 3, 1996, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

A CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR       LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Value(2)

Return Before Taxes                                 7.48%           20.45%

Lipper Multicap Value Index                        14.91%           26.03%
  (reflects no deduction for taxes)

S&P 500 Index                                      10.88%           22.06%
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                           16.94%           26.62%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

B CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
VALUE(2)

Return Before Taxes                                  9.50%         21.70%

Lipper Multicap Value Index                         14.91%         26.03%
  (reflects no deduction for taxes)

S&P 500 Index                                       10.88%         22.06%
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                            16.94%         26.62%
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(2)  RETURNS  ASSUME THE  DEDUCTION OF ALL SALES  LOADS,  CHARGES AND OTHER FEES
     ASSOCIATED  WITH THE FUND.  YOUR ACTUAL  RETURNS MAY VARY  DEPENDING ON THE
     CIRCUMSTANCES OF YOUR INVESTMENT.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
VALUE

Return Before Taxes                                13.42%          7.45%

Lipper Multicap Value Index                        14.91%          5.25%(2)
  (reflects no deduction for taxes)

S&P 500 Index                                      10.88%          0.67%(2)
  (reflects no deduction for fees,
   expenses or taxes)

Russell 3000 Value Index                           16.94%          5.86%(2)
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 4, 2001.

(2)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    A CLASS   B CLASS   C CLASS  R CLASS  ADVISOR CLASS

Maximum Sales Charge (Load) Imposed on Purchases    5.75%     None      None      None       None
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                None(1)   5.00%(2)  1.00%(3)  None       None
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original offering
   price or redemption proceeds for A
   and C Class shares)

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     MANAGEMENT  DISTRIBUTION AND       OTHER      TOTAL ANNUAL FUND
                     FEE(1)      SERVICE (12B-1) FEES   EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------------
VALUE

   A Class           0.99%          0.25%(2)            0.00%(3)        1.24%

   B Class           0.99%          1.00%(2)            0.00%(3)        1.99%

   C Class           0.99%          1.00%(2)            0.00%(3)        1.99%

   R Class           0.99%          0.50%(2)            0.00%(4)        1.49%

   Advisor Class     0.74%          0.50%(5)            0.00%(3)        1.24%

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE. SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT FOR AN EXPLANATION OF
     STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(5)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR       3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VALUE

   A Class                 $694         $944        $1,214       $1,981

   B Class                 $601         $920        $1,164       $2,105

   C Class                 $201         $620        $1,064       $2,295

   R Class                 $151         $469        $809         $1,767

   Advisor Class           $126         $392        $678         $1,492

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR       3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
VALUE

   A Class                 $694         $944        $1,214       $1,981

   B Class                 $201         $620        $1,064       $2,105

   C Class                 $201         $620        $1,064       $2,295

   R Class                 $151         $469        $809         $1,767

   Advisor Class           $126         $392        $678         $1,492

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The  portfolio  managers  look for stocks of  companies  that they  believe  are undervalued  at the  time of  purchase.  The  managers  use a  value  investment strategy  that  looks for  companies  that are  temporarily  out of favor in the market.  The  managers  attempt  to  purchase  the  stocks of these  undervalued companies  and hold them  until  they have  returned  to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been  overlooked  by the market.  To  identify  these  companies,  the portfolio  managers look for companies with  earnings,  cash flows and/or assets that may not be reflected  accurately in the  companies'  stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies'  securities  have a favorable  income-paying  history and whether income payments are expected to continue or increase.  Since the fund invests in companies of all sizes on an ongoing basis,  it may be best  characterized  as a multi-capitalization value fund.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. EQUITY SECURITIES at all times.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign securities,  debt securities of companies, debt obligations of governments and their agencies and other similar securities.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash, cash equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S.  stocks,  the fund may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. For funds with a stepped fee schedule,  the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is  calculated  daily and paid  monthly in  arrears.  Value R Class will pay the advisor a  unified  management  fee of 1.00% of its pro rata  share of the first
$2.5  billion of the  strategy  assets,  0.95% of its pro rata share of the next
$2.5  billion of the  strategy  assets,  0.90% of its pro rata share of the next
$5.0 billion of the  strategy  assets and 0.85% of its pro rata share over $10.0 billion of the strategy assets.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED
MARCH 31, 2005                         A CLASS   B CLASS   C CLASS   R CLASS  ADVISOR CLASS

Value                                    0.99%     0.99%     0.99%     N/A%(1)    0.74%
--------------------------------------------------------------------------------------------

(1)  THE R CLASS OF VALUE HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2005.

THE FUND MANAGEMENT TEAM

The advisor uses a team of  portfolio  managers and analysts to manage the fund.
The team meets regularly to review  portfolio  holdings and discuss purchase and sale  activity.  Team members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

PHILLIP N. DAVIDSON

Mr. Davidson,  Chief Investment  Officer - Value and Senior Vice President,  has
been a member of the team that  manages  Value  since  its  inception.  Prior to joining  American  Century in 1993, he spent 11 years at Boatmen's Trust Company in St. Louis and served as vice president and portfolio manager  responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University. He is a CFA charterholder.

SCOTT A. MOORE

Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since  October  1996.  He became a portfolio  manager in
February  1999.  He has a bachelor's  degree in finance from  Southern  Illinois
University and an MBA in finance from the University of Missouri - Columbia.  He is a CFA charterholder.

MICHAEL LISS

Mr. Liss,  Vice President and Portfolio  Manager,  has been a member of the team that manages  Value since  joining  American  Century in June 1998.  He became a senior investment  analyst in August 2003 and then became a portfolio manager in
February  2004.  He has a  bachelor's  degree in  accounting  and  finance  from
Albright  College and an MBA in finance  from  Indiana  University.  He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of  securities by the fund to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this  prospectus are intended for purchase by participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through investment advisors,  broker-dealers,  banks, insurance companies and other  financial  intermediaries  that provide  various  administrative  and distribution  services.

The fund  offers the A, B, C, R and Advisor  Classes  through  this  prospectus.
Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate  your  financial  advisor  for the  services  provided  to you.  Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                      B CLASS

Initial sales charge(1)                      No initial sales charge

Generally no contingent deferred             Contingent deferred sales charge on
sales charge(2)                              redemptions within six years

12b-1 fee of 0.25%                           12b-1 fee of 1.00%

No conversion feature                        Convert to A Class shares eight
                                             years after purchase

Generally more appropriate                   Aggregate purchases are limited to
for long-term investors                      amounts less than $100,000

C CLASS                                      ADVISOR CLASS AND R CLASS

No initial sales charge                      No initial sales charge

Contingent deferred sales charge on          No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                           12b-1 fee of 0.50%(3)

No conversion feature                        No conversion feature

Aggregate purchases are limited to amounts   Generally offered through qualified
less than $1,000,000; generally more         retirement plans and other
appropriate for short-term investors         fee-based arrangements

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  WHILE THE  ADVISOR  CLASS AND R CLASS HAVE THE SAME 12B-1 FEE,  THEIR TOTAL
     ANNUAL FUND  OPERATING  EXPENSES  WILL BE DIFFERENT  BECAUSE OF THE ADVISOR
     CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGE X FOR MORE DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
"Investors  Using Advisors" and "Investment  Professionals"  portions of the Web site. From the description of A, B or C Class shares,  a hyperlink will take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial advisor are:

                          SALES CHARGE      SALES CHARGE      AMOUNT PAID TO
                          AS A % OF         AS A % OF NET     FINANCIAL ADVISOR
PURCHASE AMOUNT           OFFERING PRICE    AMOUNT INVESTED   AS A % OF OFFERING PRICE

Less than $50,000             5.75%             6.10%              5.00%

$50,000 - $99,999             4.75%             4.99%              4.00%

$100,000 - $249,999           3.75%             3.90%              3.25%

$250,000 - $499,999           2.50%             2.56%              2.00%

$500,000 - $999,999           2.00%             2.04%              1.75%

$1,000,000 - $3,999,999       0.00%             0.00%              1.00%(1)

$4,000,000 - $9,999,999       0.00%             0.00%              0.50%(1)

$10,000,000 or more           0.00%             0.00%              0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial advisor must provide certain  information,  including the account numbers of any  accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

o    wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    present or former officers, directors and employees (and their families) of
     American Century

o    qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of B Class shares,  the amount paid to your financial advisor is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase you will pay a  contingent  deferred  sales charge  (CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTIONS DURING             CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                                       5.00%

2nd year                                       4.00%

3rd year                                       3.00%

4th year                                       3.00%

5th year                                       2.00%

6th year                                       1.00%

After 6th year                                 None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's  distributor  to recoup all or a portion of the up-front  payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     =    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     =    12% of the original purchase cost for B Class shares

     =    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to attainment of age 59 1/2 for A Class and C
     Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA  rollovers  from  American  Century  Advisor  Fund held in a  qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your financial  advisor must notify the fund's transfer agent in writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange,  redeem and transfer  shares will depend on the policies of the financial  intermediary through which you do business.  Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase  or sale of fund  shares.  Please  contact  your  intermediary  or plan sponsor for a complete  description  of its policies.  Copies of a fund's annual report,  semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The fund has authorized certain FINANCIAL INTERMEDIARIES to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in  its  sole  discretion.  To  minimize  harm  to  the  fund  and  its shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose  trading,  in our judgment,  has been or may be disruptive to the fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means that the fund will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  It may make more frequent  distributions  if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS    ALL OTHER BRACKETS

Short-term capital gains                 Ordinary Income     Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                  5%                  15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers the  following  classes of shares of the fund  through financial intermediaries: Investor Class, Institutional Class, A Class, B Class,
C Class, R Class and Advisor Class. The shares offered by this prospectus are A,
B,  C,  R  and  Advisor  Class  shares,  which  are  offered  primarily  through employer-sponsored  retirement plans or through  institutions such as investment advisors, banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the fund's assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-378-9878.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C
Class,  and 0.50% for Advisor Class and R Class to the  distributor  for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  Under the Advisor Class Plan, the fund's
Advisor  Class pays the  distributor  an annual  fee of 0.50% of  Advisor  Class average net assets,  half for certain  ongoing  shareholder  and  administrative services  and  half  for  distribution  services,  including  past  distribution services.  The distributor  pays all or a portion of such fees to the investment advisors,  banks,  broker-dealers and insurance  companies that make the classes available.  Because these fees are used to pay for services that are not related to  prospective  sales of the fund,  each class will  continue to make  payments under its plan even if it is closed to new  investors.  Because  these  fees are paid out of the  fund's  assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost you more than other types of sales  charges.  The higher fees for B and C Class shares may cost you more over time than paying the initial  sales charge for A Class  shares.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
R Class is new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights have been audited by Deloitte & Touche LLP. The fund's
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements  are included in the fund's annual  report,  which is available  upon request.

VALUE FUND
A Class

[Will insert 3/31/05 audited information]

VALUE FUND
B Class

[Will insert 3/31/05 audited information]

VALUE FUND
C Class

[Will insert 3/31/05 audited information]

VALUE FUND
Advisor Class

[Will insert 3/31/05 audited information]

NOTES

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  online at  americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE           FUND CODE          TICKER         NEWSPAPER LISTING
----------------------------------------------------------------- ---------------
Value Fund

   A Class               139                ACAVX              Value

   B Class               307                ACBVX              Value

   C Class               439                ACLCX              Value

   R Class               XXX                XXXXX              Value

   Advisor Class         739                TWADX              Value

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507

SH-PRS-43682

American Century
Investments
statement of
additional information

JULY 29, 2005

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

Equity Income Fund
Equity Index Fund
Large Company Value Fund
Mid Cap Value Fund
Real Estate Fund
Small Cap Value Fund
Value Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED JULY 29, 2005,  BUT IS NOT A  PROSPECTUS.  THE  STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS   OR   TELEPHONE   NUMBERS   LISTED   ON  THE   BACK   COVER   OR  VISIT
AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY............................................................X

FUND INVESTMENT GUIDELINES....................................................X

FUND INVESTMENTS AND RISKS....................................................X

      Investment Strategies and Risks.........................................X

      Investment Policies.................................................... X

      Portfolio Turnover..................................................... X

      S&P 500 Index...........................................................X

      Temporary Defensive Measures........................................... X

MANAGEMENT................................................................... X

      The Board of Directors................................................. X

      Ownership of Fund Shares............................................... X

      Codes of Ethics........................................................ X

      Proxy Voting Guidelines.................................................X

      Disclosure of Portfolio Holdings........................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS............................................ X

SERVICE PROVIDERS............................................................ X

      Investment Advisor..................................................... X

      Subadvisor............................................................. X

      Portfolio Managers......................................................X

      Transfer Agent and Administrator....................................... X

      Distributor............................................................ X

OTHER SERVICE PROVIDERS...................................................... X

      Custodian Banks........................................................ X

      Independent Registered Public Accounting Firm.......................... X

BROKERAGE ALLOCATION......................................................... X

      Regular Broker-Dealers..................................................X

INFORMATION ABOUT FUND SHARES................................................ X

      Multiple Class Structure............................................... X

      Buying and Selling Fund Shares......................................... X

      Valuation of a Fund's Securities....................................... X

TAXES........................................................................ X

      Federal Income Taxes................................................... X

      State and Local Taxes.................................................. X

      Taxation of Certain Mortgage REITs..................................... X

FINANCIAL STATEMENTS......................................................... X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS............................... X

THE FUNDS' HISTORY

American Century Capital  Portfolios,  Inc. is a registered  open-end management investment  company  that was  organized as a Maryland  corporation  on June 14,
1993. The corporation was known as Twentieth  Century Capital  Portfolios,  Inc.
until January 1997. Throughout this statement of additional information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                          TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
Equity Income

   Investor Class                   TWEIX                  08/01/1994
   Institutional Class              ACIIX                  07/08/1998
   C Class                          AEYIX                  07/13/2001
   R Class                          AEURX                  08/29/2003
   Advisor Class                    TWEAX                  03/07/1997
--------------------------------------------------------------------------------
Equity Index

   Investor Class                   ACIVX                  02/26/1999
   Institutional Class              ACQIX                  02/26/1999
--------------------------------------------------------------------------------
Large Company Value

   Investor Class                   ALVIX                  07/30/1999
   Institutional Class              ALVSX                  08/10/2001
   A Class                          ALAVX                  01/31/2003
   B Class                          ALBVX                  01/31/2003
   C Class                          ALPCX                  11/07/2001
   R Class                          ALVRX                  08/29/2003
   Advisor Class                    ALPAX                  10/26/2000
--------------------------------------------------------------------------------
Mid Cap Value

   Investor Class                   ACMVX                  03/31/2004
   Institutional Class              AVUAX                  08/02/2004
   R Class                          XXXXX                  XXXXXXXX
   Advisor Class                    ACLAX                  01/13/2005
--------------------------------------------------------------------------------
Real Estate

   Investor Class                   REACX                  09/21/1995
   Institutional Class              REAIX                  06/16/1997
   Advisor Class                    AREEX                  10/06/1998
--------------------------------------------------------------------------------
Small Cap Value

   Investor Class                   ASVIX                  07/31/1998
   Institutional Class              ACVIX                  10/26/1998
   C Class                          ACVCX                  06/01/2001
   Advisor Class                    ACSCX                  12/31/1999
--------------------------------------------------------------------------------
Value

   Investor Class                   TWVLX                  09/01/1993
   Institutional Class              AVLIX                  07/31/1997
   A Class                          ACAVX                  01/31/2003
   B Class                          ACBVX                  01/31/2003
   C Class                          ACLCX                  06/04/2001
   R Class                          XXXXX                  XXXXXXXX
   Advisor Class                    TWADX                  10/02/1996
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  X.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Equity Income,  Large Company Value,  Mid Cap Value,  Small Cap Value and Value,
and are each  diversified as defined in the Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

Equity Index and Real Estate are  non-diversified  as defined in the  Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be  invested  in the  securities  of a single  issuer is not  limited by the
Investment Company Act.

It is intended  that  Equity  Index will be  diversified  to the extent that the
S&P 500 Index is diversified.  Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers,  some of which may be in the same industry or economic  sector.  As a result,  the fund's portfolio may be more  sensitive  to  changes in the  market  value of a single  issuer or industry than other equity funds using different investment styles.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments  vary  according  to  what is  judged  advantageous  under  changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund generally  will  consist of equity and  equity-equivalent  securities.  However, subject to the specific  limitations  applicable to a fund, the fund  management teams may  invest  the  assets  of each  fund in  varying  amounts  using  other investment  techniques,  such as those reflected in the table below, when such a course is deemed  appropriate to pursue a fund's  investment  objective.  Senior securities that are high-grade issues, in the opinion of the managers,  also may be purchased for defensive purposes.

Income is a primary or secondary  objective of the Equity Income,  Large Company
Value, Mid Cap Value, Real Estate, Small Cap Value and Value funds. As a result, a  portion  of the  portfolio  of  each  of  these  funds  may  consist  of debt securities.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers  intend to keep the funds  fully  invested.  However,  under exceptional  conditions,  each fund except  Equity  Index may assume a defensive position,  temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The  managers  may use  futures  and  options as a way to expose the funds' cash
assets  to  the  market  while  maintaining  liquidity.   As  mentioned  in  the
prospectuses,  the managers may not leverage the funds' portfolios,  so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES,  page X, SHORT-TERM SECURITIES, page X and FUTURES AND OPTIONS, page
X.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk  profile.  To  determine  whether a fund may invest in a particular investment vehicle,  consult the table below. An "X" indicates that the fund may invest in the security or employ the  investment  technique  that appears in the corresponding row.

                                                         LARGE
                                  EQUITY     EQUITY     COMPANY     MID CAP       REAL      SMALL CAP
                                  INCOME      INDEX      VALUE      VALUE        ESTATE       VALUE       VALUE

Equity Equivalent Securities         x          x          x           x            x           x           x

Debt Securities                      x          x          x           x            x           x           x

Foreign Securities                  35%         x         20%         35%           x          20%          35%

Convertible Securities               x          x          x           x            x           x           x

Short Sales                          x          x          x           x            x           x           x

Portfolio Lending                 33 1/3%    33 1/3%     33 1/3%    33 1/3%      33 1/3%     33 1/3%      33 1/3%

Derivative Securities                x          x          x           x            x           x           x

Investments in Issuers with
   Limited Operating Histories       5%         5%         5%          5%          5%           5%          5%

Repurchase Agreements                x          x          x           x            x           x           x

When-Issued and Forward
   Commitment Agreements             x          x          x           x            x           x           x

Restricted and
   Illiquid Securities              15%        15%        15%         15%          15%         15%          15%

Short-Term Securities                x          x          x           x            x           x           x

Other Investment Companies          10%        10%        10%         10%          10%         10%          10%

Futures and Options                  x          x          x           x            x           x           x

Forward Currency
   Exchange Contracts                x          x          x           x            x           x           x

EQUITY EQUIVALENT SECURITIES

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described  in  FOREIGN  SECURITIES,  page  X,  are an  example  of the  type  of derivative security in which a fund might invest.

DEBT SECURITIES

Each of the funds may  invest  in debt  securities.  The  primary  or  secondary investment  objective of Equity Income, Large Company Value, Mid Cap Value, Real
Estate,  Small Cap Value and Value is income creation.  As a result, these funds may  invest  in  debt  securities  when  the  portfolio  managers  believe  such securities  represent an attractive  investment  for the funds.  These funds may invest  in debt  securities  for  income  or as a  defensive  strategy  when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management.  The debt securities that Equity Index invests in are generally short-term.

The value of the debt  securities  in which the funds may invest will  fluctuate based upon changes in interest rates and the credit quality of the issuer.  Debt securities  that are part of a fund's  fixed-income  portfolio  will be  limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield"  securities.  "Investment  grade" means that at the time of  purchase,  such  obligations  are  rated  within  the four  highest categories  by a nationally  recognized  statistical  rating  organization  (for example,  at least Baa by Moody's Investors  Service,  Inc. or BBB by Standard &
Poor's Corporation),  or, if not rated, are of equivalent  investment quality as determined  by the fund's  advisor.  According  to Moody's,  bonds rated Baa are medium-grade and possess some speculative  characteristics.  A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory  degree of safety and  capacity  for  repayment,  but  is  more  vulnerable  to  adverse  economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt securities  rated lower than Baa by Moody's or BBB by S&P, or their  equivalent, are  considered  by many to be  predominantly  speculative.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered  for purchase by the fund are analyzed by the  investment  manager to determine,  to the extent reasonably  possible,  that the planned  investment is sound,  given the fund's investment  objective.  See EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS, page X.

If the  aggregate  value of  high-yield  securities  exceeds 5% because of their
market  appreciation  or  other  assets'   depreciation,   the  funds  will  not
necessarily  sell  them.  Instead,  the  portfolio  managers  will not  purchase additional high-yield securities until their value is less than 5% of the fund's assets.  Portfolio  managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

Even  though  the  funds  will  invest  primarily  in equity  securities,  under exceptional market or economic conditions,  the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade  short-term securities  (denominated in U.S. dollars or foreign  currencies).  To the extent that a fund assumes a defensive  position,  it will not be investing for capital growth.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments  and their agencies,  when these  securities meet their standards of selection.  In determining whether a company is foreign,  the portfolio managers will consider  various  factors,  including where the company is  headquartered, where the  company's  principal  operations  are  located,  where the  company's revenues  are derived,  where the  principal  trading  market is located and the country in which the company was legally organized.  The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such  investments  either  directly in foreign  securities or indirectly by purchasing depositary receipts for foreign securities.  Depositary receipts,  depositary  shares or similar  instruments  are  securities  that are listed on exchanges or quoted in the  domestic  over-the-counter  markets in one country,  but represent shares of issuers  domiciled in another country.  Direct investments  in foreign  securities  may be made  either on  foreign  securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign  governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose  principal  business  activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium,  Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
Ireland,  Italy,  Japan,  Luxembourg,  The  Netherlands,  New  Zealand,  Norway,
Portugal,  Singapore,  Spain,  Sweden,  Switzerland,  the United Kingdom and the
United  States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds invest have substantially less trading volume than the principal
U.S. markets.  As a result,  the securities of some companies in these countries
may  be  less  liquid  and  more  volatile  than  comparable  U.S.   securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are  uninvested  and no return is earned.  The funds'  inability to make intended security purchases due to clearance and settlement  problems could cause them to miss attractive investment opportunities.  Inability to dispose of portfolio  securities  due to clearance  and  settlement  problems  could result either in losses to the  funds due to  subsequent  declines  in the value of the portfolio  security  or, if the fund has  entered  into a  contract  to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries.  As a result, there may be a risk that a fund's trade details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund will segregate  cash, cash equivalents or other  appropriate  liquid securities on its records in an amount sufficient  to meet the purchase  price.  There will be  additional  transaction costs  associated  with short sales,  but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement,  the value of which is based on, or  derived  from,  a  traditional security,  asset, or market index.  Certain derivative  securities are described more accurately as index/structured securities.  Index/structured securities are derivative  securities  whose  value or  performance  is linked to other  equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments include  asset-backed  securities (ABS),  asset-backed  commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO),  collateralized loan obligations (CLO), and securities backed by other  types  of  collateral  or  indices.  For  example,  Standard  & Poor's
Depositary  Receipts,  also known as "SPDRs",  track the price  performance  and dividend  yield of the S&P Index by providing a stake in the stocks that make up that index.  Structured  investments involve the transfer of specified financial assets to a special  purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary receipts backed by, or representing interests in those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things,  that a fund may not  invest  in a  derivative  security  if it would be possible  for a  fund  to  lose  more  money  than  the  notional  value  of the investment.  The policy also  establishes a committee  that must review  certain proposed  purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The portfolio  managers consider an issuer to have a limited  operating  history if that issuer has a record of less than three years of continuous operation.  The managers will consider periods of capital formation, incubation,  consolidations,  and research and development in determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In addition,  financial  and other  information  regarding  these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount  realized.  If the seller  seeks relief under the  bankruptcy  laws,  the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may purchase  restricted or illiquid  securities,  including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds'  criteria for  selection.  Rule 144A  securities  are  privately placed with and traded among qualified  institutional  investors rather than the
general  public.   Although  Rule  144A  securities  are  considered  restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to determine,  based upon a consideration of the readily  available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the  liquidity of Rule 144A  securities.  As allowed by Rule 144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain  qualified  institutional  investors,  their  liquidity  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on that fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQQs),  with the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a  specified  date.  The  portfolio  managers  may engage in futures and options  transactions  based on securities indices provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices  that may be used  include the Bond Buyer Index of  Municipal  Bonds for fixed-income  funds,  or the S&P 500 Index for equity  funds.  The  managers may engage in futures and options transactions based on specific securities. Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading are regulated under the Commodity  Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds. The portfolio  managers will seek to minimize  these risks by limiting  the  contracts  entered  into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page X.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio  managers  believe the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign  currencies  will change due to market  movements in the values of those securities  between the date the forward  currency  contract is entered into and the  date  it  matures.  Predicting  short-term  currency  market  movements  is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis.  Normally,  consideration of the prospect for currency parities will be incorporated into the long-term  investment  decisions made with respect to overall diversification strategies.  However, the portfolio managers  believe that it is important  to have  flexibility  to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the  following  policies  apply  at the  time a fund  enters  into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                        POLICY

Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.

Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.

Lending                       A fund may not lend any security or make any other
                              loan if,  as a  result,  more  than 33 1/3% of the
                              fund's total assets would be lent to other parties
                              except,   (i)   through   the   purchase  of  debt
                              securities  in  accordance   with  its  investment
                              objectives,  policies and limitations,  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.

Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.

Concentration                 Equity Income, Large Company Value, Mid Cap Value,
                              Small Cap  Value  and  Value  may not  concentrate
                              their  investments  in  securities of issuers in a
                              particular  industry (other than securities issued
                              or guaranteed by the U.S. government or any of its
                              agencies or  instrumentalities).  Equity Index may
                              be  concentrated to the extent that the S&P 500 is
                              concentrated.  Real  Estate  may  concentrate  its
                              investments in real estate securities.

Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.

Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.

Control                        A fund may not invest for  purposes of  exercising
                              control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or lend  money  to  other  ACIM-advised  funds  that  permit  these transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  Equity
Income,  Large Company Value, Mid Cap Value, Small Cap Value and Value shall not purchase any securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the  securities of one or more  issuers  conducting  their  principal  business  activities  in  the  same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government;  any state,  territory  or  possession  of the United
     States; the District of Columbia;  or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY

Leveraging                    A fund  may  not  purchase  additional  investment
                              securities at any time when outstanding borrowings
                              exceed 5% of the total assets of the fund.

Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days, and  securities  that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.

Short Sales                   A fund may not sell  securities  short  unless  it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.

Margin                         A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.

Futures and Options            A fund may enter into futures  contracts and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged  futures  transactions  if it  would  be
                              possible  for  the  fund  to lose  more  than  the
                              notional value of the investment.

Issuers                       A fund may  invest a portion  of its assets in the
with Limited                  securities  of  issuers  with  limited   operating
Operating                     histories.  An  issuer  is  considered  to  have a
Histories                     limited  operating  history  if that  issuer has a
                              record  of less  than  three  years of  continuous
                              operation.    Periods   of   capital    formation,
                              incubation,   consolidations,   and  research  and
                              development   may  be  considered  in  determining
                              whether a particular  issuer has a record of three
                              years of  continuous  operation.  For  purposes of
                              this  limitation,  "issuers"  refers to  operating
                              companies that issue securities for the purpose of
                              issuing  debt or  raising  capital  as a means  of
                              financing their ongoing operations.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment  Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor,  a wholly owned,  indirect subsidiary of J.P. Morgan Chase & Co.
(J.P.  Morgan Chase) and a corporation  organized under the laws of the State of
Delaware,  is a registered  investment adviser under the Investment Advisers Act of 1940, as amended.  The  subadvisor is located at 522 Fifth Avenue,  New York,
New York 10036.

J.P. Morgan Chase, a bank holding company  organized under the laws of the State of Delaware,  was formed from the merger of J.P. Morgan & Co.  Incorporated with and into The Chase Manhattan  Corporation.  J.P. Morgan Chase, together with its predecessors,  has been in the banking and investment advisory business for over
100 years and today,  through JPMIM and its other  subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan  Guaranty],  J.P.  Morgan  Securities
Inc.,  and J.P.  Morgan  Securities  Ltd.),  offers a wide range of banking  and investment  management  services to governmental,  institutional,  corporate and individual  clients.  These  subsidiaries  are  hereafter  referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer  registered with the SEC and is a member of the National  Association  of  Securities  Dealers.  It is active as a dealer in U.S.  government  securities  and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites,  distributes,  and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its  affiliates  issue  certificates  of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain  activities  of Morgan  affiliates  may  affect the Real  Estate  Fund's portfolio  or  the  markets  for  securities  in  which  the  fund  invests.  In particular,  activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues  available  for  purchase by the fund.
Where a Morgan  affiliate  holds a large portion of a given issue,  the price at which that issue is traded may  influence  the price of similar  securities  the fund holds or is considering purchasing.

The  Real  Estate  Fund  will  not  purchase  securities  directly  from  Morgan affiliates,  and the size of Morgan affiliates' holdings may limit the selection of available  securities in a particular  maturity,  yield, or price range.  The fund will not execute any transactions  with Morgan affiliates and will use only unaffiliated  broker-dealers.  In  addition,  the  fund  will not  purchase  any securities of U.S.  government  agencies during the existence of an underwriting or selling group of which a Morgan  affiliate is a member,  except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions  with Morgan affiliates is  restricted by the SEC and the Federal  Reserve  Board.  In JPMIM's  opinion, these limitations  should not significantly  impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is  disadvantaged  by these  limitations  compared to other  funds with  similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its  investment  decisions  or positions  with the  personnel of any
Morgan  affiliate.  JPMIM has  informed  the fund  that,  in  making  investment decisions,  it will not obtain or use material,  non-public  information  in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial  banking divisions of Morgan Guaranty and its affiliates may have deposit,  loan,  and other  commercial  banking  relationships  with  issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities  purchased by the fund.  Except as may be permitted by applicable law, the fund will not purchase  securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan  Guaranty.  JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio  turnover  rate of each fund is shown in the Financial  Highlights tables in that fund's prospectus.

EQUITY INDEX

Although Equity Index may sell securities  regardless of how long they have been held, the fund generally sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the S&P 500 Index, the fund's target  index.  The Financial  Highlights  section of the  prospectus shows historical turnover rates for the fund.

LARGE COMPANY VALUE

The portfolio managers of Large Company Value purchase portfolio securities with a view to the long-term  investment  merits of each security and,  consequently, the fund may hold its  investment  securities for several  years.  However,  the decision  to  purchase  or sell  any  security  is  ultimately  based  upon  the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective,  the portfolio  managers may sell a given security  regardless  of the time it has been held in the  portfolio.  Portfolio turnover may affect the character of capital gains  realized and  distributed by the fund,  if any,  because  short-term  capital  gains are  taxable as ordinary income. In addition,  the portfolio managers may sell some securities to realize losses that can be used to offset  realized  capital gains.  They will take such actions when they  believe the tax benefits  from  realizing  losses  offset the near-term  investment  potential of the  security.  Higher  turnover  would also generate correspondingly higher brokerage commissions,  which is a cost the fund pays directly.

OTHER FUNDS

With respect to each other fund,  the portfolio  managers  will sell  securities without  regard to the length of time the security  has been held.  Accordingly, each fund's portfolio turnover rates may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objectives,  the portfolio  managers may sell a given  security  regardless  of the  length  of  time  it has  been  held in the portfolio and  regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's  investment  objective.  As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low;  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better  correlation  between its total return and the total return of the S&P 500 Index.  Correlation is measured by comparing  the fund's  monthly total returns to those of the S&P 500 over the most recent 36-month period.

The fund is not  sponsored,  endorsed,  sold or  promoted  by  Standard & Poor's
(S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty,  express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund  particularly  or the ability of the S&P 500 Index to track  general  stock market performance. S&P's only relationship to American Century is the licensing of certain  trademarks  and trade names of S&P and of the S&P 500 Index which is determined,  composed and  calculated by S&P without regard to the fund. S&P has no  obligation  to take the needs of American  Century or the owners of the fund into  consideration in determining,  composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the  determination of the prices and amount of the fund or the timing of the  issuance or sale of the fund or in the  determination  or calculation of the equation by which the fund is to be converted  into cash.  S&P has no obligation or liability in connection  with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any  data  it  includes  and S&P  shall  have no  liability  for any  errors, omissions, or interruptions therein. S&P makes no warranty,  express or implied, as to the results to be obtained by the fund,  owners of the fund,  or any other person or entity from the use of the S&P 500 Index or any data included therein.
S&P  makes no  express  or  implied  warranties,  and  expressly  disclaims  all warranties of  merchantability  or fitness for a particular  purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the  foregoing,  in no event shall S&P have any  liability  for any  special, punitive,  indirect or consequential  damages (including lost profits),  even if notified of the possibility of such damages.

In the  future,  the fund may select a  different  index if such a  standard  of comparison  is  deemed  to be  more  representative  of the  performance  of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund except Equity Index may invest in securities  that may not fit its  investment  objective  or its  stated  market.
During a  temporary  defensive  period,  the fund may  direct  its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor,  American  Century  Investment  Management,  Inc.  (ACIM);  the  funds'
principal  underwriter,  American Century Investment Services,  Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including  ACIM,  ACIS and ACS LLC. The  directors  serve in this capacity for six registered  investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 12 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION(S)   LENGTH                                     COMPLEX       OTHER
                          HELD          OF TIME                                    OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED    PRINCIPAL OCCUPATION(S)          BY            HELD BY
(YEAR OF BIRTH)           FUNDS         (YEARS)   DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1)  Director,      46       Founder, Director and              54          None
4500 Main Street          Co-Vice                 Controlling Shareholder, ACC
Kansas City, MO 64111     Chairman                Chairman, ACC
(1924)                                            (January 1995 to December 2004)
                                                  Director, ACGIM, ACIM, ACS LLC
                                                  and other ACC subsidiaries

James E. Stowers III(1)   Director,      14       Chairman, ACC                      54          None
4500 Main Street          Co-Vice                 (January 2005 to present)
Kansas City, MO 64111     Chairman                Co-Chairman, ACC
(1959)                                            (September 2000 to December 2004)
                                                  Chief Executive Officer, ACC
                                                  (June 1996 to September 2000)
                                                  Chairman, ACS LLC
                                                  and other ACC subsidiaries
                                                  Director, ACC, ACGIM, ACIM,
                                                  ACS LLC and other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown           Director       24       Retired, Formerly Chief            54          None
4500 Main Street                                  Executive Officer/Treasurer,
Kansas City, MO 64111                             ASSOCIATED BEARINGS
(1940)                                            COMPANY

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION(S)   LENGTH                                     COMPLEX       OTHER
                          HELD          OF TIME                                    OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED    PRINCIPAL OCCUPATION(S)          BY            HELD BY
(YEAR OF BIRTH)           FUNDS         (YEARS)   DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------

Andrea C. Hall, Ph.D.     Director        7       Senior Vice President,             54          Director, MIDWEST
4500 Main Street                                  MIDWEST RESEARCH INSTITUTE                     RESEARCH INSTITUTE
Kansas City, MO 64111
(1945)

D.D. (Del) Hock           Director        8       Retired, formerly Chairman,        54          Director, ALLIED
4500 Main Street                                  PUBLIC SERVICE COMPANY                         MOTION TECHNOLOGIES, INC.
Kansas City, MO 64111                             OF COLORADO
(1935)

Donald H. Pratt          Director,       9        Chairman,                          54          Director, ATLAS-COPCO,
4500 Main Street         Chairman                 WESTERN INVESTMENTS, INC.                      NORTH AMERICA INC.
Kansas City, MO 64111    of the                   Retired Chairman of the Board,
(1937)                   Board                    BUTLER MANUFACTURING COMPANY

Gale E. Sayers           Director        4        President, Chief Executive         54          Director,
4500 Main Street                                  Officer and Founder,                           TRIAD HOSPITALS, INC.
Kansas City, MO 64111                             SAYERS 40, INC., a technology
(1943)                                            products and services provider

M. Jeannine Strandjord   Director        10       Senior Vice President and          54          Director, DST
4500 Main Street                                  Chief Integration Officer,                     SYSTEMS, INC.
Kansas City, MO 64111                             SPRINT CORPORATION                             Director, EURONET
(1945)                                            (September 2003 to present)                    WORLDWIDE, INC.
                                                  Senior Vice President-
                                                  Financial Services,
                                                  SPRINT CORPORATION
                                                  (January 2003 to September 2003)
                                                  Senior Vice President-Finance,
                                                  Global Markets Group
                                                  SPRINT CORPORATION
                                                  (November 1998 to January 2003)

Timothy S. Webster        Director       3        President and Chief                54         Director, AMERICAN
4500 Main Street                                  Executive Officer,                            ITALIAN PASTA
Kansas City, MO 64111                             AMERICAN ITALIAN                              COMPANY
(1961)                                            PASTA COMPANY

-------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons          President      4        Chief Executive Officer, ACC     Not           Not
4500 Main St.                                     (September 2000 to present)      applicable    applicable
Kansas City, MO 64111                             President, ACC
(1955)                                            (June 1997 to present)
                                                  Chief Operating Officer, ACC
                                                  (June 1996 to September 2000)
                                                  Also serves as: Chief Executive
                                                  Officer and President, ACIS,
                                                  ACGIM, ACIM and other ACC
                                                  subsidiaries, Executive Vice
                                                  President, ACS LLC
                                                  Director, ACC, ACGIM, ACIM,
                                                  ACIS, ACS LLC and other
                                                  ACC subsidiaries

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION(S)   LENGTH                                     COMPLEX       OTHER
                          HELD          OF TIME                                    OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS             WITH          SERVED    PRINCIPAL OCCUPATION(S)          BY            HELD BY
(YEAR OF BIRTH)           FUNDS         (YEARS)   DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------------------

Robert T. Jackson         Executive      9        Chief Administrative Officer,    Not           Not
4500 Main St.             Vice                    ACC (August 1997 to present)     applicable    applicable
Kansas City, MO 64111     President               Chief Financial Officer, ACC
(1946)                                            (May 1995 to October 2002)
                                                  Executive Vice President,
                                                  ACC (May 1995 to present)
                                                  Also serves as: Chief Executive
                                                  Officer, Chief Financial Officer
                                                  and President, ACS LLC
                                                  Chief Financial Officer and
                                                  Executive Vice President,
                                                  ACGIM, ACIM, ACIS and
                                                  other ACC subsidiaries
                                                  Treasurer, ACGIM, ACIM,
                                                  and other ACC subsidiaries
                                                  Director, ACC and other
                                                  ACC subsidiaries

Maryanne Roepke          Senior          4        Assistant Treasurer, ACC         Not           Not
4500 Main St.            Vice                     (January 1995 to present)        applicable    applicable
Kansas City, MO 64111    President,               Also serves as: Senior Vice
(1956)                   Treasurer                President, ACS LLC
                         and Chief                Assistant Treasurer, ACGIM,
                         Accounting               ACIM, ACIS, ACS LLC and
                         Officer                  other ACC subsidiaries

David C. Tucker          Senior          4        Vice President, ACC              Not           Not
4500 Main St.            Vice                     (February 2001 to present)       applicable    applicable
Kansas City, MO 64111.   President                General Counsel, ACC
(1958)                   and                      (June 1998 to present)
                         General                  Also serves as: Senior
                         Counsel                  Vice President and
                                                  General Counsel, ACGIM,
                                                  ACIM, ACIS, ACS LLC and
                                                  other ACC subsidiaries

Charles C.S. Park        Vice            4         Chief Compliance Officer,       Not           Not
4500 Main                President                 ACS LLC, ACIM and ACGIM         applicable    applicable
Kansas City, MO 64111    and             less      (March 2005 to present)
(1967)                   Chief           than      Vice President, ACS LLC
                         Compliance      1         (February 2000 to present)
                         Officer         year      Assistant General Counsel,
                                                   ACS LLC
                                                   (January 1998 to March 2005)

Robert Leach             Controller      7         Vice President, ACS LLC         Not           Not
4500 Main St.                                      (February 2000 to present)      applicable    applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(1966)                                             ACS LLC (June 1997 to present)

Jon Zindel               Tax Officer     7         Vice President, ACC             Not           Not
4500 Main St.                                      (October 2001 to present)       applicable    applicable
Kansas City, MO 64111                              Vice President, Corporate Tax,
(1967)                                             ACS LLC (April 1998 to present)
                                                   Also serves as: Vice President,
                                                   ACGIM, ACIM, ACIS and other
                                                   ACC subsidiaries

On December 23, 1999,  American Century Services,  LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS LLC (the Agreement).  For its software,  ACS LLC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2004, DST received  $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004, was approximately $2.43 billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS LLC.
DST  was  chosen  by  ACS  LLC  for  its  industry-leading   role  in  providing
cost-effective back office support for mutual fund service providers such as ACS
LLC.  DST is the largest  mutual fund  transfer  agent,  servicing  more than 75 million  mutual  fund  accounts on its  shareholder  recordkeeping  system.  Ms.
Strandjord's  role as a director of DST was not  considered  by ACS LLC; she was not involved in any way with the  negotiations  between ACS LLC and DST; and her status  as a  director  of  either  DST or the  funds  was not a  factor  in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the  independent  directors of the funds,  have  concluded that the existence of this  Agreement  does  not  impair  Ms.  Strandjord's  ability  to  serve  as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly, quarterly or annual analyses of its performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities).

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically  to  discuss  the  management  and  performance  of the fund.  When considering whether to renew an investment advisory contract, the board examines several  factors,  but does not identify any  particular  factor as  controlling their decision. Some of the factors considered by the board include: the nature, extent,  and quality of the advisory services provided as well as other material facts,  such as the  investment  performance of the fund's assets managed by the advisor and the fair market  value of the  services  provided.  To assess  these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical Services
(for fund performance and expenses) and National Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the  advisor's  profits in respect to the  management  of the  American
Century family of funds,  including the profitability of managing each fund. The board conducted an extensive  review of the advisor's  methodology in allocating costs  to the  management  of each  fund.  The  board  concluded  that  the cost allocation  methodology  employed by the advisor has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized  by the  advisor  in  connection  with the  operation  of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each  fund.  The board  also  considered  the  advisor's  profit  margins  in comparison  with  available  industry  data,  both  accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the  management  fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.
                                                                                               NUMBER OF
                                                                                               MEETINGS HELD
                                                                                               DURING LAST
COMMITTEE         MEMBERS                 FUNCTION                                             FISCAL YEAR

Executive         Donald H. Pratt         The Executive Committee performs the functions             0
                  James E. Stowers III    of the Board of Directors between board meetings,
                                          subject to the limitations on its power set out in
                                          the Maryland General Corporation Law, and except
                                          for matters required by the Investment Company
                                          Act to be acted upon by the whole board.

Compliance        Andrea C. Hall, Ph.D.   The Compliance and Shareholder Communications              4
and Shareholder   Thomas A. Brown         Committee reviews the results of the funds'
Communications    Gale E. Sayers          compliance testing program, reviews quarterly
                  M. Jeannine Strandjord  reports from the Communications advisor to the board regarding various compliance
                                          matters and monitors the implementation of the
                                          funds' Code of Ethics, including any violations.

Audit             D.D. (Del) Hock         The Audit Committee approves the engagement                4
                  Donald H. Pratt         of the funds' independent registered public accounting
                  Timothy S. Webster      firm, recommends approval of such engagement to the
                                          independent directors, and oversees the activities of the
                                          funds' independent registered public accounting firm.
                                          The committee receives reports from the advisor's
                                          Internal Audit Department, which is accountable to the
                                          committee. The committee also receives reporting about
                                          compliance matters affecting the funds.

                                                                                               NUMBER OF
                                                                                               MEETINGS HELD
                                                                                               DURING LAST
COMMITTEE         MEMBERS                 FUNCTION                                             FISCAL YEAR

Governance        Donald H. Pratt         The Governance Committee primarily                         1
                  M. Jeannine Strandjord  considers and recommends individuals for
                  Thomas A. Brown         nomination as directors. The names of potential
                                          director candidates are drawn from a number
                                          of sources, including recommendations from
                                          members of the board, management (in the case
                                          of interested directors only) and shareholders. See
                                          NOMINATIONS OF DIRECTORS below. This committee also
                                          reviews and makes recommendations to the board
                                          with respect to the composition of board committees
                                          and other board-related matters, including its
                                          organization, size, composition, responsibilities,
                                          functions and compensation.

Fund              Timothy S. Webster      The Fund Performance Review Committee                      4
Performance       Thomas A. Brown         reviews quarterly the investment activities
Review            Andrea C. Hall, Ph.D.   and strategies used to manage fund assets.
                  D.D. (Del) Hock         The committee regularly receives reports from
                  Donald H. Pratt         portfolio managers and other investment personnel
                  Gale E. Sayers          concerning the funds' investments.
                  M. Jeannine Strandjord

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six  investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2005

                                  TOTAL                    TOTAL COMPENSATION
                                  COMPENSATION             FROM THE
                                  FROM THE                 AMERICAN CENTURY
NAME OF DIRECTOR                  FUNDS(1)                 FAMILY OF FUNDS(2)

Thomas A. Brown                   $18,162                  $90,005

Andrea C. Hall, Ph.D.             $18,966                  $94,005

D.D. (Del) Hock                   $18,966                  $94,005

Donald H. Pratt                   $21,062                 $104,255

Gale E. Sayers                    $18,053                  $89,505

M. Jeannine Strandjord            $18,162                  $90,005

Timothy S. Webster                $18,411                  $91,255

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2005, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE  PRECEDING  TABLE IS AS FOLLOWS:  MR.  BROWN,
     $15,501;  DR. HALL, $82,005;  MR. HOCK, $82,005; MR. PRATT, $13,687 AND MR.
     WEBSTER, $41,128.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below.

                                                                 NAME OF DIRECTORS

                                                  JAMES E.       JAMES E.    THOMAS A.   ANDREA C.
                                                  STOWERS, JR.  STOWERS III    BROWN    HALL, PH.D.
Dollar Range of Equity Securities in the Funds:

   Equity Income                                      A              A           C           E

   Equity Index                                       A              A           C           A

   Large Company Value                                A              A           A           A

   Mid Cap Value                                      A              A           B           A

   Real Estate                                        A              A           B           A

   Small Cap Value                                    A              A           B           A

   Value                                              A              A           C           C

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                        E              E           E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                    NAME OF DIRECTORS

                                                 D.D.(DEL)   DONALD    GALE E.  M. JEANNINE   TIMOTHY
                                                 HOCK       H. PRATT   SAYERS   STRANDJORD    WEBSTER

Dollar Range of Equity Securities in the Funds:

   Equity Income                                    E         D         A           A           C

   Equity Index                                     A         A         A           A           A

   Large Company Value                              A         A         A           A           A

   Mid Cap Value                                    A         A         A           A           A

   Real Estate                                      E         D         A           D           A

   Small Cap Value                                  A         A         A           A           B

   Value                                            D         C         A           E           A

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in

Family of Investment Companies                      E         E         D           E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODES OF ETHICS

The funds, their investment advisor,  principal  underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit  personnel  subject to the codes to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain approval from the  appropriate  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes
   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on  americancentury.com  on the 31st day after the end of each fiscal quarter. In addition,  full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made  available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com.  From time to time the advisor may select additional portfolio  characteristics for distribution to the public with such  frequencies  and lag times as the advisor  determines to be in the best interests of shareholders.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an  appropriate  non-disclosure  agreement  with the  advisor in which it agrees to treat the  information  confidentially  until the public  distribution date and represents  that the  information  will be used only for the legitimate services  provided  to its  clients  (i.e.,  not  for  trading).  Non-disclosure
agreements   require  the  approval  of  an  attorney  in  the  advisor's  Legal
Department.  The advisor's  Compliance  Department  receives  quarterly  reports detailing which clients received accelerated  disclosure,  when they received it and the  purposes  of such  disclosure.  Compliance  personnel  are  required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of May 4, 2005 are as follows:

American Fidelity Assurance Co.

American United Life Insurance Company

Ameritas Life Insurance Corporation

Annuity Investors Life Insurance Company

Asset Services Company L.L.C.

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callan Associates, Inc.

Cleary Gull Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Fund Evaluation Group, LLC

The Guardian Life Insurance & Annuity Company, Inc.

Hewitt Associates LLC

ICMA Retirement Corporation

ING Insurance Company of America

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc.

The Lincoln National Life Insurance Company

Lipper Inc.

Manulife Financial

Massachusetts Mutual Life Insurance Company

Merrill Lynch

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NT Global Advisors, Inc.

NYLIFE Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Smith Barney

SunTrust Bank

Symetra Life Insurance Company

Trusco Capital Management

Union Bank of California, N.A.

The Union Central Life Insurance Company

VALIC Financial Advisors

VALIC Retirement Services Company

Vestek Systems, Inc.

Wachovia Bank, N.A.

Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July X, 2005, the following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because the R
Classes of Mid Cap Value and Value were not in operation, they are not included.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

EQUITY INCOME

   Investor

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            National Financial Services Corp.          X%               X%
            New York, New York

   Institutional

            Fidelity FIIOC TR                          X%               X%
            Covington, Kentucky

            JPMorgan Chase & Co. TR                    X%               X%
            Marconi USA Wealth
            Accumulation Plan Trust
            New York, New York

            UBATCO & Co.                               X%               X%
                FBO College Savings                    X%               X%
                Plan of Nebraska
                Lincoln, Nebraska

            Chase Manhattan Bank Trustee               X%               X%
            Hayes Lemmerz International Inc.
            Retirement Savings Plan Trust
            Brooklyn, New York

            Krauss & Co.                               X%               X%
            Buffalo, New York

            Trustees of American Century               X%               X%
            P/S & 401k Savings Plan & Trust
            Kansas City, Missouri

            NABANK & Co.                               X%               X%
            Tulsa, Oklahoma
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

EQUITY INCOME

   C

            National Financial Services Corp.          X%               X%
            New York, New York

            American Enterprise Investment Services    X%               X%
            Minneapolis, Minnesota

            Pershing LLC                               X%               X%
            Jersey City, New Jersey

            Legg Mason Wood Walker Inc.                X%               X%
            Baltimore, Maryland
   R

            ING Life Insurance and Annuity Co.         X%               X%
            Hartford, Connecticut

            Safeco Investment                          X%               X%
            Services, Inc.
            Seattle, Washington

            Fehr & Peers Associates Inc.               X%               X%
            401k Profit Sharing Plan
            Lafayette, California
   Advisor

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            Delaware Charter Guarantee & Trust         X%               X%
            FBO Various Clients
            Des Moines, Iowa

            MLPF&S                                     X%               X%
            Jacksonville, Florida

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

EQUITY INDEX

   Investor

            None

   Institutional

            Procter & Gamble Trustee                   X%               X%
            for Various Clients
            Cincinnati, Ohio

            The Chase Manhattan Bank Trustee           X%               X%
            for Various Clients
            New York, New York

            JPMorgan Chase Bank TR                     X%               X%
            Newell Rubbermaid 401k
            Savings Plan and Trust
            Kansas City, Missouri

            JPMorgan Chase Bank Trustee                X%               X%
            Robert Bosch Corporation
            Star Plan & Trust
            Kansas City, Missouri
--------------------------------------------------------------------------------

LARGE COMPANY VALUE

   Investor

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

            Schwab 529 College Savings Plan            X%               X%
            Kansas City, Missouri

            State Street Bank Trustee                  X%               X%
            Con Agra 401(k) Plan
            Kansas City, Missouri

   Institutional

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

            JPMorgan Chase Bank Trustee                X%               X%
            for Various Accounts
            Brooklyn, New York

            JPMorgan Chase Bank                        X%               X%
            F/B/O for Various Accounts
            Brooklyn, New York

            JPMorgan Chase Bank Trustee                X%               X%
            FBO Clarian Health Partners
            Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

LARGE COMPANY VALUE

   A

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            Carey & Co.                                X%               X%
            Columbus, Ohio

            American Enterprise Investment Services    X%               X%
            Minneapolis, Minnesota
   B

            American Enterprise Investment Services    X%               X%
            Minneapolis, Minnesota

            Citigroup Global Markets Inc.              X%               X%
            New York, New York
   C

            MLPF&S, Inc.                               X%               X%
            Jacksonville, Florida

            Citigroup Global Markets Inc.              X%               X%
            New York, New York

            Pershing LLC                               X%               X%
            Jersey City, New Jersey

            American Enterprise Investment Services    X%               X%
            Minneapolis, Minnesota

            AG Edwards & Sons                          X%               X%
            St. Louis, Missouri
   R

            ING National Trust                         X%               X%
            Hartford, Connecticut

            J Friduss & B Schiff Trustees              X%               X%
                FBO Friduss Lukee Schiff               X%               X%
                401k Plan & Trust
                Chicago, Illinois

            ING Life Insurance and Annuity Co.         X%               X%
            Hartford, Connecticut
   Advisor

            Schwab 529 College Savings Plan            X%               X%
            Kansas City, Missouri

            National Financial Services LLC            X%               X%
            New York, New York

            Nationwide Insurance Co. Trust             X%               X%
            Columbus, Ohio

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

            UBS Financial Services Inc.                X%               X%
            FBO Various Clients
            Weehawken, New Jersey

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

MID CAP VALUE

   Investor

                                                       X%               X%
   Institutional

                                                       X%               X%
   Advisor

                                                       X%               X%

REAL ESTATE

   Investor

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

   Institutional

            Fidelity FIIOC TR                          X%               X%
            Covington, Kentucky

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            State Street Bank & Trust Co TTEE          X%               X%
                FBO Towers Perrin Deferred PSP         X%               X%
                Westwood, Massachusetts

            Trustees of American Century               X%               X%
            Profit Sharing and 401k
            Savings Plan and Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR             X%               X%
            Huntsman Corp Salary
            Deferral Plan & Trust
            New York, New York
   Advisor

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            Nationwide Trust Co. FSB                   X%               X%
            Columbus, Ohio

            Orchard Trust Company Custodian            X%               X%
            for Various Clients
            Englewood, Colorado

            The Guardian Insurance & Annuity Co. Inc.  X%               X%
            Bethlehem, Pennsylvania

            National Financial Services LLC            X%               X%
            New York, New York

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

SMALL CAP VALUE

   Investor

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            Delaware Charter Guarantee
             & Trust Co. Cust                          X%               X%
            FBO Various Clients
            Des Moines, Iowa

            National Financial Services Corp.          X%               X%
            New York, New York

            American United Life Ins Co. Group         X%               X%
            Indianapolis, Indiana

   Institutional

            Fidelity FIIOC TR                          X%               X%
            Covington, Kentucky

            JPMorgan Chase & Co. TR                    X%               X%
            Marconi USA Wealth Accumulation
            Plan Trust
            New York, New York

            Charles Schwab & Co., Inc.                 X%               X%
            San Francisco, California

            Chase Manhattan Bank Trustee               X%               X%
            The BOC Group Inc. Savings
            Investment Plan Trust
            New York, New York

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

           Sheldon & Co.                               X%               X%
           Cleveland, Ohio
   C

            American Enterprise Investment Services    X%               X%
            Minneapolis, Minnesota

            Pershing LLC                               X%               X%
            Jersey City, New Jersey
   Advisor

            Principal Life Insurance Co.               X%               X%
            Des Moines, Iowa

            Nationwide Trust Co. FSB                   X%               X%
            Columbus, Ohio

            MLPF&S                                     X%               X%
            Jacksonville, Florida

            Delaware Charter Guarantee & Trust         X%               X%
            FBO Various Clients
            Des Moines, Iowa

            Saxon & Co.                                X%               X%
            Philadelphia, Pennsylvania

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

VALUE

   Investor

             Nationwide Insurance Company              X%               X%
             Columbus, Ohio

             The Guardian Insurance & Annuity Co.      X%               X%
             Bethlehem, Pennsylvania

   Institutional

            JPMorgan Chase Bank                        X%               X%
            Robert Bosch Corporation
            Star Plan & Trust
            Kansas City, Missouri

            Wells Fargo Bank MN NA                     X%               X%
                FBO Various Clients                    X%               X%
                Minneapolis, Minnesota

            Nationwide Insurance Company QPVA          X%               X%
            Columbus, Ohio

            Trustees of American Century P/S &         X%               X%
            401k Savings Plan & Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR             X%               X%
            Winnebago Industries, Inc. P/S
            Deferred Savings Invest Plan
            New York, New York

            The Chase Manhattan Bank NA TR             X%               X%
            Huntsman Corp. Salary
            Deferral Plan & Trust

            JP Morgan Chase                            X%               X%
            Trustee for Various Clients
            Kansas City, Missouri
   A

             Charles Schwab & Co., Inc.                X%               X%
             San Francisco, California

             Carey & Co.                               X%               X%
             Columbus, Ohio

             American Enterprise Investment
              Services                                 X%               X%
             Minneapolis, Minnesota

             National Financial Services Corp.         X%               X%
             New York, New York
   B

            American Enterprise Investment
             Services                                  X%               X%
            Minneapolis, Minnesota

            MLPF&S                                     X%               X%
            Jacksonville, Florida

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF     PERCENTAGE OF
                                                  OUTSTANDING       OUTSTANDING
                                                  SHARES OWNED      SHARES OWNED
FUND/CLASS  SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)

VALUE

   C

            American Enterprise Investment
             Services                                  X%               X%
            Minneapolis, Minnesota

            AG Edwards & Sons Inc.                     X%               X%
            St. Louis, Missouri

            Legg Mason Wood Walker                     X%               X%
            Baltimore, Maryland

            LPL Financial Services                     X%               X%
            San Diego, California

             MLPF&S                                    X%               X%
             Jacksonville, Florida

   Advisor

            James B. Anderson TR                       X%               X%
            for Various Accounts
            Springfield, Missouri

            Delaware Charter Guarantee & Trust         X%               X%
            FBO Various Clients
            Des Moines, Iowa

            Nationwide Insurance Company QPVA          X%               X%
            Columbus, Ohio

            Wachovia Bank                              X%               X%
            Charlotte, North Carolina

            American Express Trust Co.                 X%               X%
                FBO American Express Trust             X%               X%
                Retirement Service Plans
                Minneapolis, Minnesota

            Nationwide Trust Co. FSB                   X%               X%
            Columbus, Ohio

            National Financial Services LLC            X%               X%
            New York, New York

            State Street Bank & Trust Co.              X%               X%
                FBO Citistreet-Core Market             X%               X%
                Quincy, Massachusetts

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of a fund's  outstanding  shares.  The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios,  Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be  considered a  controlling  person.  The vote of any such person could have a more  significant  effect on matters  presented at a shareholder's  meeting than votes of other  shareholders.  As of July X, 2005, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned,  directly or indirectly,  by ACC. James
E.  Stowers,  Jr.  controls ACC by virtue of his  ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For  services  provided  to each  fund,  the  advisor  receives a fee based on a percentage  of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For funds with a stepped fee  schedule,  the rate of the fee is  determined  by  applying  the fee rate  calculation  formula indicated  on the tables  below.  This  formula  takes into  account  all of the advisor's assets under management in the fund's investment  strategy  ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's  assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in  calculating  the fee rate for a particular  fund could allow a fund to realize  scheduled  cost savings  more  quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                  CLASS                     PERCENTAGE OF STRATEGY ASSETS

Equity Income         Investor, C and R         1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% of the next $5.0 billion
                                                0.80% over $15.0 billion

                      Institutional             0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $15.0 billion

                      Advisor                   0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $5.0 billion
                                                0.60% of the next $5.0 billion
                                                0.55% over $15.0 billion

Equity Index          Investor                  0.490% of the first $1.0 billion
                                                0.470% of the next $1.0 billion
                                                0.455% of the next $1.0 billion
                                                0.445% of the next $1.0 billion
                                                0.435% of the next $1.0 billion
                                                0.430% over $5.0 billion

                      Institutional             0.290% of the first $1.0 billion
                                                0.270% of the next $1.0 billion
                                                0.255% of the next $1.0 billion
                                                0.245% of the next $1.0 billion
                                                0.235% of the next $1.0 billion
                                                0.230% over $5.0 billion

Large Company Value   Investor, A, B, C and R   0.90% of first $1 billion
                                                0.80% of the next $4 billion
                                                0.70% over $5 billion

                      Institutional             0.70% of first $1 billion
                                                0.60% of the next $4 billion
                                                0.50% over $5 billion

                      Advisor                   0.65% of first $1 billion
                                                0.55% of the next $4 billion
                                                0.45% over $5 billion

Mid Cap Value         Investor and R            1.00%

                      Institutional             0.80%

                      Advisor                   0.75%

Real Estate           Investor                  1.20% of first $100 million
                                                1.15% of the next $900 million
                                                1.10% of the next $1.0 billion
                                                1.05% over $2.0 billion

                      Institutional             1.00% of first $100 million
                                                0.95% of the next $900 million
                                                0.90% of the next $1.0 billion
                                                0.85% over $2.0 billion

                      Advisor                   0.95% of first $100 million
                                                0.90% of the next $900 million
                                                0.85% of the next $1.0 billion
                                                0.80% over $2.0 billion

Small Cap Value       Investor and C            1.25% of the first $2.5 billion
                                                1.20% of the next $2.5 billion
                                                1.15% over $5.0 billion

                      Institutional             1.05% of the first $2.5 billion
                                                1.00% of the next $2.5 billion
                                                0.95% over $5.0 billion

                      Advisor                   1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% over $5.0 billion

Value                 Investor, A, B, C and R   1.00% of the first $2.5 billion
                                                0.95% of the next $2.5 billion
                                                0.90% of the next $5.0 billion
                                                0.85% over $10.0 billion

                      Institutional             0.80% of the first $2.5 billion
                                                0.75% of the next $2.5 billion
                                                0.70% of the next $5.0 billion
                                                0.65% over $10.0 billion

                      Advisor                   0.75% of the first $2.5 billion
                                                0.70% of the next $2.5 billion
                                                0.65% of the next $5.0 billion
                                                0.60% over $10.0 billion

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or  until  the  first  meeting  of fund  shareholders  following  its execution,  whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management  agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be  automatically  terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote time and  attention  to any other  business,  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended  March 31,  2005,  2004 and 2003 are  indicated  in the  following  table.
Because the R Classes of Mid Cap Value and Value were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                  2005                 2004                2003
--------------------------------------------------------------------------------
EQUITY INCOME

   Investor              $26,187,521          $18,156,407         $11,280,725

   Institutional         $1,588,838           $1,010,885          $610,275

   C                     $504,934             $259,127            $81,280

   R                     $20,586              $750(1)             N/A

   Advisor               $4,434,292           $2,377,538          $773,714

--------------------------------------------------------------------------------
EQUITY INDEX

   Investor              $710,645             $626,095            $448,210

   Institutional         $2,515,024           $1,865,191          $1,005,052

--------------------------------------------------------------------------------
LARGE COMPANY VALUE

   Investor              $3,968,412           $2,243,876          $875,313

   Institutional         $1,907,608           $371,745            $48,499

   A                     $1,394,104           $321,011            $3,066(2)

   B                     $82,185              $24,910             $42(2)

   C                     $184,642             $47,741             $4,990

   R                     $12,080              $146(1)             N/A

   Advisor               $364,618             $32,303             $1,584

--------------------------------------------------------------------------------
MID CAP VALUE

   Investor              $232,383             $27(3)              N/A

   Institutional         $39,642(4)           N/A                 N/A

   Advisor               $272(5)              N/A                 N/A

--------------------------------------------------------------------------------
REAL ESTATE

   Investor              $4,962,972           $2,730,846          $1,491,938

   Institutional         $989,422             $424,727            $198,341

   Advisor               $1,073,056           $392,000            $189,009

--------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor              $14,359,208          $11,008,887         $11,942,134

   Institutional         $2,435,546           $1,299,047          $1,007,291

   C                     $45,721              $43,183             $37,978

   Advisor               $5,381,419           $2,957,817          $1,870,244

--------------------------------------------------------------------------------
VALUE

   Investor              $22,303,963          $18,904,055         $17,744,450

   Institutional         $1,752,093           $1,577,204          $1,545,683

   A                     $313,345             $47,310             $237(2)

   B                     $37,185              $12,969             $64(2)

   C                     $90,443              $45,040             $22,215

   Advisor               $1,680,442           $2,358,981          $1,556,034

(1)  AUGUST 29, 2003 (INCEPTION) THROUGH MARCH 31, 2004.

(2)  JANUARY 31, 2003 (INCEPTION) THROUGH MARCH 31, 2003.

(3)  FOR THE ONE DAY PERIOD ENDED MARCH 31, 2004 (INCEPTION).

(4)  AUGUST 2, 2004 (INCEPTION) THROUGH MARCH 31, 2005.

(5)  JANUARY 13, 2005 (INCEPTION) THROUGH MARCH 31, 2005.

SUBADVISOR

EQUITY INDEX FUND

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Barclays Global Fund Advisors  ("BGFA") serves as subadvisor to the Equity Index
Fund under a  subadvisory  agreement  between the advisor and BGFA dated January
29, 1999. The subadvisory  agreement continues for an initial period of one year and  thereafter so long as  continuance  is  specifically  approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's  directors,  including a majority of those  directors who are neither parties to the  agreement  nor  interested  persons of any such  party,  cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The subadvisory  agreement  is subject to  termination  without  penalty on 60 days'
written  notice by BGFA, the advisor,  the Board of Directors,  or a majority of the fund's  outstanding  votes and will terminate  automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and the advisor.

The subadvisory  agreement provides that BGFA will make investment decisions for the  Equity  Index Fund in  accordance  with the  fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays
BGFA a monthly  fee at an annual rate of 0.05% of the fund's  average  daily net assets up to $200  million,  0.02% of the  average  daily net assets of the next
$300 million,  and 0.01% of average daily net assets over $500 million.

For the fiscal years ended March 31, 2005,  2004 and 2003, the advisor paid BGFA subadvisory fees as listed in the following table:

BGFA SUBADVISORY FEES

2005              $195,452

2004              $198,427

2003              $148,801

REAL ESTATE FUND

The  investment  management  agreement  provides  that the advisor may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  JPMIM serves as  subadvisor  to the Real  Estate  Fund under a  subadvisory  agreement between  the  advisor  and JPMIM  dated  January 1, 2000,  that was  approved by shareholders  on December 17, 1999. The subadvisory  agreement  continues for an
initial   period  of  two  years  and  thereafter  so  long  as  continuance  is specifically  approved  by vote of a majority of the fund's  outstanding  voting securities  or by  vote of a  majority  of the  fund's  directors,  including  a majority  of those  directors  who are  neither  parties  to the  agreement  nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  subadvisory  agreement  is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors,  a majority of the fund's  outstanding  shares, or JPMIM, and will terminate  automatically  in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real  Estate  Fund in  accordance  with  the  fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the advisor from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's  average daily net assets.

For the fiscal years ended March 31, 2005,  2004 and 2003 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES

2005             $2,836,427

2004             $1,268,594

2003               $695,981

PORTFOLIO MANAGERS

EQUITY INCOME FUND
LARGE COMPANY VALUE FUND
MID CAP VALUE FUND
SMALL CAP VALUE FUND
VALUE FUND

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)

                                                                        OTHER ACCOUNTS
                               REGISTERED                               (E.G., SEPARATE
                               INVESTMENT                               ACCOUNTS
                               COMPANIES (E.G.,    OTHER POOLED         AND CORPORATE
                               OTHER AMERICAN      INVESTMENT VEHICLES  ACCOUNTS
                               CENTURY FUNDS       (E.G., COMMINGLED    INCLUDING
                               AND AMERICAN        (TRUSTS AND 529      INCUBATION
                               CENTURY -           EDUCATION            STRATEGIES AND
                               SUBADVISED FUNDS)   SAVINGS PLANS)       CORPORATE MONEY)
EQUITY INCOME

Phillip N.   Number of Other          X                X                    X
Davidson     Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

Scott A.     Number of Other          X                X                    X
Moore        Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

LARGE COMPANY VALUE

Mark Mallon  Assets in Other          X                X                    X
             Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

Charles A.   Number of Other          X                X                    X
Ritter       Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

Brendan      Number of Other          X                X                    X
Healy        Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

MID CAP VALUE

Phillip N.   Assets in Other          X                X                    X
Davidson     Accounts Managed

             Number of Other          X                X                    X
             Accounts Managed

Scott A.     Assets in Other          X                X                    X
Moore        Accounts Managed

             Number of Other          X                X                    X
             Accounts Managed

Michael      Assets in Other          X                X                    X
Liss         Accounts Managed

             Number of Other          X                X                    X
             Accounts Managed

SMALL CAP VALUE

Benjamin Z.  Assets in Other          X                X                    X
Giele        Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

Kevin Laub   Number of Other          X                X                    X
             Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

VALUE

Phillip N.   Number of Other          X                X                    X
Davidson     Accounts Managed

             Assets in Other          X                X                    X
             Accounts Managed

Scott A.     Assets in Other          X                X                    X
Moore        Accounts Managed

             Number of Other          X                X                    X
             Accounts Managed

Michael      Assets in Other          X                X                    X
Liss         Accounts Managed

             Number of Other          X                X                    X
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines  and  restrictions  are  referred to as "tracking  portfolios."  When managing policy and tracking  portfolios,  a portfolio team typically  purchases and sells  securities  across all  portfolios  that the team  manages.  American
Century's  trading  systems  include various order entry programs that assist in the management of multiple  portfolios,  such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed  separately  from the policy  portfolio.  Portfolio  managers make purchase and sale decisions for such portfolios  alongside the policy  portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of March 31, 2005, the fund's most recent fiscal year end.  Subsequent to that date,  American  Century adopted a policy that, with limited exceptions,  requires its portfolio managers to maintain investments in the policy portfolios they oversee.

OWNERSHIP OF SECURITIES

                                 AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

EQUITY INCOME

    Phillip N. Davidson                              X

    Scott A. Moore                                   X

LARGE COMPANY VALUE

    Mark Mallon                                      X

    Charles A. Ritter                                X

    Brendan Healy                                    X

MID CAP VALUE

    Phillip N. Davidson                              X

    Scott A. Moore                                   X

    Michael Liss                                     X

SMALL CAP VALUE

    Benjamin Z. Giele                                X

    Kevin Laub                                       X

VALUE

    Phillip N. Davidson                              X

    Scott A. Moore                                   X

    Michael Liss                                     X

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

EQUITY INDEX FUND

The  information  provided  under this  heading has been  provided by BGFA,  the subadvisor.

OTHER ACCOUNTS MANAGED

As of March 31, 2005, the individuals named as portfolio  managers in the Equity
Index  Fund  prospectus  were  also  primarily  responsible  for the  day-to-day management of certain types of other  portfolios  and/or accounts in addition to the Equity Index Fund, as indicated in the table below:

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)

                                       REGISTERED
                                       INVESTMENT          OTHER POOLED
                                       COMPANIES       INVESTMENT VEHICLES   OTHER ACCOUNTS

EQUITY INDEX

Ed Corallo   Number of Other              60                   2                   8
             Accounts Managed

             Assets in Other       $ 76,393,130,652     $ 1,235,585,422     $ 2,338,549,334
             Accounts Managed

Patrick      Number of Other              60                   2                   10
O'Connor     Accounts Managed

             Assets in Other       $ 76,393,130,652     $ 1,235,585,422     $ 2,338,848,763
             Accounts Managed

Certain of the  portfolios  or accounts  for which the  portfolio  managers  are primarily  responsible  for the day-to-day  management seek to track the rate of return,  risk  profile  and other  characteristics  of  independent  third-party indexes by either  replicating  the same  combination of securities that compose those  indexes or sampling the  securities  that compose  those indexes based on objective  criteria and data. The portfolio managers are required to manage each portfolio  or account to meet those  objectives.  Pursuant  to  Barclays  Global
Investors  (BGI)  and  BGFA  policy,   investment  opportunities  are  allocated
equitably  among the Equity Index Fund and other  portfolios  and accounts.  For
example,  under  certain   circumstances,   an  investment  opportunity  may  be
restricted  due to limited  supply on the  market,  legal  constraints  or other factors,  in which event the investment  opportunity will be allocated equitably among those  portfolios and accounts,  including the Equity Index Fund,  seeking such  investment  opportunity.  As a  consequence,  from time to time the Equity
Index Fund may receive a smaller  allocation of an investment  opportunity  than they would have if the portfolio  managers and BGFA and its  affiliates  did not manage other portfolios or accounts.

Like the Equity  Index Fund,  the other  portfolios  or  accounts  for which the portfolio  managers  are  primarily  responsible  for the  day-to-day  portfolio management  generally pay an asset-based fee to BGFA or BGI, as applicable,  for its  advisory  services.  One or more of those  other  portfolios  or  accounts, however,  may pay BGI an  incentive-based  fee in lieu of, or in addition to, an asset-based  fee for its  advisory  services.  A  portfolio  or account  with an incentive-based  fee would pay BGI a portion of that  portfolio's  or  account's gains,  or would pay BGI more for its services than would  otherwise be the case if BGI meets or exceeds  specified  performance  targets.  By their very nature, incentive-based  fee  arrangements  could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee  arrangements,  relative to other  portfolios or accounts,  in order to earn  larger  fees.  Although  BGI has an  obligation  to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Equity Index Fund should be aware that, as with any group of portfolios  and accounts  managed by an investment  adviser
and/or  its  affiliates   pursuant  to  varying  fee   arrangements,   including
incentive-based    fee   arrangements,    there   is   the   potential   for   a
conflict-of-interest,  that may result in the portfolio managers' favoring those portfolios or accounts with incentive-based fee arrangements.

As of March 31, 2005, each portfolio  manager  receives a salary and is eligible to receive an annual bonus.  Each portfolio  manager's  salary is a fixed amount generally  determined  annually  based on a number of  factors,  including,  but limited to, the portfolio manager's title, scope of responsibilities, experience and  knowledge.  Each  portfolio  manager's  bonus  is  a  discretionary  amount determined  annually  based on the  overall  profitability  of the  various  BGI companies  worldwide,  the performance of the portfolio manager's business unit, and an  assessment  of  the  portfolio  manager's  individual  performance.  The portfolio  manager's  salary and annual bonus are paid in cash.  In addition,  a portfolio  manager may be paid a signing  bonus or other  amounts in  connection with  initiation of employment with BGFA. If a portfolio  manager  satisfied the requirements  for  being  part  of a  "select  group  of  management  or  highly compensated  employees  (within  the  meaning of ERISA  section  401(a))"  as so specified  under the terms of BGI's  Compensation  Deferral  Plan, the portfolio manager may elect to defer a portion of his or her bonus under that Plan.

OWNERSHIP OF SECURITIES

                          AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

EQUITY INDEX

    Ed Corallo                                A

    Patrick O'Connor                          A

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

REAL ESTATE FUND

The  information  provided  under this heading has been  provided by JPMIM,  the subadvisor.

OTHER ACCOUNTS MANAGED

The portfolio manager also is responsible for the day-to-day management of other accounts,  as indicated by the following  table.  None of these  accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)

                                     REGISTERED
                                     INVESTMENT      OTHER POOLED
                                     COMPANIES    INVESTMENT VEHICLES   OTHER ACCOUNTS

REAL ESTATE

Scott W.     Number of Other            0                 2                   5
Blasdell     Accounts Managed

             Assets in Other            0           $221,000,000         $307,000,000
             Accounts Managed

POTENTIAL CONFLICTS OF INTEREST

The chart above shows the number,  type and market value as of March 31, 2005 of the  accounts  other  than the fund that are  managed  by the  fund's  portfolio manager.  The  potential  material  conflicts  of  interest  that  may  arise in connection  with  the  portfolio  manager's  management  of  the  fund  and  the management of his other accounts include:

1.   A  conflict  between  investment  strategy  of the fund and the  investment strategy of the other accounts managed by the portfolio manager.

2.   A conflict in allocation of investment  opportunities  between the fund and
     the  other  accounts  managed  by  the  portfolio  manager.   However,  the
     subadvisor's   allocation  practices  are  designed  to  achieve  fair  and equitable  allocation  of investment  opportunities  among its clients over time.  Orders for the same equity  security are  aggregated  on a continual basis throughout each trading day consistent with the subadvisor's  duty of best execution for its clients.  If aggregated  trades are fully  executed, accounts  participating in the trade will be allocated their pro rata share on an average  price  basis.  For equity  securities,  partially  completed orders  generally will be allocated among accounts with similar  investment objectives  and  strategies on a pro-rata  average price basis,  subject to certain  limited  exceptions.  One  such  exception  provides  that  if  an allocation results in a de minimis  allocation  relative to the size of the account or its  investment  strategy,  the allocation may be reallocated to other accounts.  While  aggregation of the fund's order for a security with orders for the  subadvisor's  other  clients  seeks to achieve an equitable allocation  of the  order  between  the  fund  and the  subadvisor's  other clients,  it may  adversely  affect the size of the  position  the fund may obtain or the price paid or received by the fund.

3.   The  fund  is  subject  to  different  regulation  than  the  other  pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory  requirements,  the fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager.

COMPENSATION

The subdvisor's  portfolio  managers  participate in a competitive  compensation program  that is designed to attract and retain  outstanding  people and closely
link  the  performance  of  investment   professionals   to  client   investment
objectives.  The total  compensation  program  includes a base salary fixed from year to year and a variable  performance bonus consisting of cash incentives and restricted  stock and, in some cases,  mandatory  deferred  compensation.  These elements reflect individual  performance and the performance of the subadvisor's business as a whole.

Each portfolio  manager's  performance is formally evaluated annually based on a variety of factors  including the aggregate size and blended  performance of the portfolios such portfolio manager manages.  Individual  contribution relative to client goals  carries the highest  impact.  Portfolio  manager  compensation  is primarily  driven by meeting or exceeding  clients' risk and return  objectives, relative  performance to competitors or competitive  indices and compliance with
firm  policies  and  regulatory  requirements.   In  evaluating  each  portfolio
manager's  performance  with respect to the mutual funds he or she manages,  the funds' pre-tax  performance is compared to the appropriate market peer group and to each fund's  benchmark index listed in the fund's  prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund).  Investment  performance  is generally  more heavily  weighted to the long-term.

Stock awards are granted as part of an employee's  annual  performance bonus and comprise from 0% to 35% of a portfolio  manager's  total award.  As the level of incentive  compensation  increases,  the percentage of  compensation  awarded in restricted stock also increases.  Certain  investment  professionals may also be subject  to a  mandatory  deferral  of a  portion  of  their  compensation  into proprietary mutual funds based on long-term sustained investment performance.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  manager as of March 31, 2005,  the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
                                 AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND

REAL ESTATE

    Scott W. Blasdell                                 A

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration  of the funds and the  advisor.  The advisor pays ACS
LLC's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page X.

Special  services  may be offered to  shareholders  who  maintain  higher  share balances  in our  family of funds.  These  services  may  include  the waiver of
minimum   investment   requirements,   expedited   confirmation  of  shareholder
transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page X. ACIS does not earn  commissions for  distributing  the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York,  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the assets of the funds. The custodians take no part in determining the  investment  policies  of the  funds or in  deciding  which  securities  are purchased  or sold by the  funds.  The  funds,  however,  may  invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  For Equity Index and the Real Estate Fund,  the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the  subadvisor  under the  terms of the  applicable  investment  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and  dealers.  The advisor or the  subadvisor  evaluates  such  information  and services,  together with all other  information that it may have, in supervising and managing the investments of the funds.  Because the information and services may vary in amount, quality and reliability,  its influence in selecting brokers varies from none to very substantial.  The advisor or the subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information  and services.  The information and services will be in addition to and not in lieu of  services to be  performed  by the  advisor.  The advisor  does not use brokers  that  provide  such  information  and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2005, 2004, and 2003, the brokerage  commissions of each fund were as follows.

FUND                         2005               2004                 2003

Equity Income             $5,498,584         $3,193,886           $2,902,522

Equity Index              $43,485            $179,658             $118,027

Large Company Value       $409,532           $184,972             $107,019

Mid Cap Value             $80,775            $295(1)              N/A

Real Estate               $3,465,071         $1,898,968           $996,265

Small Cap Value           $3,445,890         $3,229,782           $3,516,917

Value                     $5,351,928         $4,806,017           $4,224,298

(1)  FROM MARCH 31, 2004 (INCEPTION) TO MARCH 31, 2004.

The brokerage commissions paid by the funds may exceed those that another broker might  have  charged  for the  same  transactions  because  of the  value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities  transactions  may be used by the advisor in servicing all of its  accounts,  and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

                                                              VALUE OF SECURITIES
                                                              OWNED AS OF
FUND                  BROKER, DEALER OR PARENT                MARCH 31, 2005

Equity Income         Goldman Sachs Group Inc.                  $204,767,978
                      Morgan Stanley                            $154,759,190
                      Citigroup Global Markets Holdings, Inc.   $86,932,368
                      Merrill Lynch & Co., Inc.                 $48,563,238

Equity Index          Citigroup, Inc.                           $22,570,666
                      Morgan Stanley                             $6,121,857
                      American Express Co.                       $5,802,858
                      Merrill Lynch & Co., Inc.                  $5,062,700
                      Goldman Sachs Group Inc.                   $4,744,419
                      Lehman Brothers Holdings, Inc.             $2,496,841
                      Charles Schwab Corp.                       $1,170,299
                      E*Trade Group Inc.                           $425,124

Large Company Value   Citigroup, Inc.                           $66,255,042
                      Morgan Stanley                            $21,646,225
                      Merrill Lynch & Co., Inc.                 $20,732,580

Mid Cap Value         Merrill Lynch & Co., Inc.                    $539,694

Real Estate           None

Small Cap Value       Raymond James Financial                    $4,242,000

Value                 Citigroup, Inc.                           $55,080,981
                      Merrill Lynch & Co., Inc.                 $44,992,925

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series are held  separately by the custodian,  and the shares of each series  represent  a  beneficial  interest in the  principal, earnings  and profit (or losses) of  investments  and other assets held for each series.  Your rights as a shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act),  hereafter  referred to as the independent  directors]  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ration for funds with  stepped-fee  schedules.  Pursuant to Rule
12b-1,  information  about revenues and expenses under the Plans is presented to the Board of Directors  quarterly for its consideration in continuing the Plans.
Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The Plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the Plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  Plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2005,  the  aggregate amount of fees paid under the A Class Plan was:

     Large Company Value     $399,386(1)

     Value                    $78,777(2)

(1)  INCLUDES A FEE REIMBURSEMENT OF $61 FOR SHAREHOLDER SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $163 FOR SHAREHOLDER SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the A Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the B Class Plan was:

     Large Company Value         $94,039

     Value                       $37,381

The distributor  then makes these payments to the financial  intermediaries  who offer the B Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the C Class Plan was:

     Equity Income              $510,969(1)

     Large Company Value        $211,840

     Small Cap Value             $36,580

     Value                       $90,933(2)

(1)  INCLUDES A FEE  REIMBURSEMENT  OF $1 FOR  SHAREHOLDER  SERVICES  AND $2 FOR
     DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE  REIMBURSEMENT  OF $13 FOR SHAREHOLDER  SERVICES AND $40 FOR
     DISTRIBUTION SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the C Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2005,  the  aggregate amount of fees paid under the R Class Plan was:

     Equity Income            $10,466(1)

     Large Company Value       $6,916(2)

(1)  INCLUDES A FEE REIMBURSEMENT OF $1,811 FOR DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $583 FOR DISTRIBUTION SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the R Class shares for the services  described  below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended March 31,  2005,  the  aggregate amount of fees paid under the Advisor Class Plan was:

     Equity Income            $3,004,940(1)

     Large Company Value        $294,168(2)

     Mid Cap Value                  $182

     Real Estate                $591,154(3)

     Small Cap Value          $2,690,792(4)

     Value                    $1,127,234(5)

(1)  INCLUDES A FEE REIMBURSEMENT OF $621 FOR DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $1,084 FOR DISTRIBUTION SERVICES.

(3)  INCLUDES A FEE REIMBURSEMENT OF $405 FOR DISTRIBUTION SERVICES.

(4)  INCLUDES A FEE REIMBURSEMENT OF $269 FOR DISTRIBUTION SERVICES.

(5)  INCLUDES A FEE REIMBURSEMENT OF $21 FOR DISTRIBUTION SERVICES.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Equity Income            $1,502,470

     Large Company Value        $147,084

     Mid Cap Value                   $91

     Real Estate                $295,577

     Small Cap Value          $1,345,396

     Value                      $563,617

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service  fees" for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2005,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Equity Income            $1,502,470(1)

     Large Company Value        $147,084(2)

     Mid Cap Value                   $91

     Real Estate                $295,577(3)

     Small Cap Value          $1,345,396(4)

     Value                      $563,617(5)

(1)  INCLUDES A FEE REIMBURSEMENT OF $621 FOR DISTRIBUTION SERVICES.

(2)  INCLUDES A FEE REIMBURSEMENT OF $1,084 FOR DISTRIBUTION SERVICES.

(3)  INCLUDES A FEE REIMBURSEMENT OF $405 FOR DISTRIBUTION SERVICES.

(4)  INCLUDES A FEE REIMBURSEMENT OF $269 FOR DISTRIBUTION SERVICES.

(5)  INCLUDES A FEE REIMBURSEMENT OF $21 FOR DISTRIBUTION SERVICES.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate  contingent deferred sales charges paid to the Distributor for the
B Class shares in the fiscal year ended March 31, 2005, were:

     Large Company Value         $20,821

     Value                        $3,650

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended March 31, 2005, were:

     Equity Income                $9,320

     Large Company Value          $3,087

     Value                        $1,647

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                          DEALER CONCESSION

LESS THAN $50,000                               5.00%

$50,000 - $99,999                               4.00%

$100,000 - $249,999                             3.25%

$250,000 - $499,999                             2.00%

$500,000 - $999,999                             1.75%

$1,000,000 - $3,999,999                         1.00%

$4,000,000 - $9,999,999                         0.50%

> $10,000,000                                   0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the  bid and  asked  prices  provided  by  investment  dealers  according  to procedures established by the Board of Directors.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount or premium,  unless the  directors determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   these   calculations   do   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such calculation,  and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the fund in the manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from  gains on assets  held by a fund  longer  than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders. Alternatively, the fund may elect to recognize cumulative gains on
such  investments  and  distribute  them  to   shareholders.   Any  distribution
attributable to a PFIC is characterized as ordinary income.

As of March 31,  2005,  the funds in the table below had the  following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

FUND                   2008          2009            2010          2011           2012

Equity Index       $2,917,398     $10,639,477    $49,081,781     $1,957,751     $1,992,016

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate on reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction) will be a taxable transaction for federal income tax purposes,  and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  postponing  the  recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial  part of those  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual
interests  in  real  estate  mortgage   investment   conduits.   Under  Treasury
regulations,  a portion of a fund's income from a REIT that is  attributable  to the REIT's  residual  interest  in a real  estate  mortgage  investment  conduit
(REMIC)(referred  to in the Code as an  "excess  inclusion")  will be subject to federal  income  tax  in all  events.  These  regulations  provide  that  excess inclusion  income of a regulated  investment  company,  such as a fund,  will be allocated to shareholders of the regulated  investment  company in proportion to the  dividends  received  by  them  with  the  same  consequences  as  if  these shareholders  held the related REMIC  residual  interest  directly.  In general, excess  inclusion  income  allocated to shareholders (i) cannot be offset by net
operating   losses   (subject  to  a  limited   exception  for  certain   thrift
institutions)  and (ii) will  constitute  unrelated  business  taxable income to entities (including a qualified pension plan, an individual  retirement account, a 401(k)  plan,  a Keogh  plan or other  tax-exempt  entity)  subject  to tax on unrelated  business  inclusion  income,  thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization"  (as  defined  in the  Code)  is a record  holder  of a share in a regulated  investment  company,  then the regulated  investment  company will be subject to a tax equal to that  portion of its excess  inclusion  income for the taxable year that is allocable to the disqualified  organization,  multiplied by the highest  federal income tax rate imposed on  corporations.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been audited by Deloitte & Touche
LLP. The funds' Report of Independent  Registered Public Accounting Firm and the
financial  statements  included in the funds' annual reports for the fiscal year ended March 31, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated BB,  but  currently  has the  capacity  to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.

--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

FITCH, INC.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               DDD obligations have the highest  potential for recovery,  around
               90%-100%  of  outstanding   amounts  and  accrued  interest.   DD
               indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their  obligations.  Entities rated DDD have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated DD and D are generally  undergoing a formal  reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S              DESCRIPTION

A-1      Prime-1              This indicates that the degree of safety regarding
         (P-1)                timely payment is strong.  Standard & Poor's rates
                              those  issues   determined  to  possess  extremely
                              strong safety characteristics as A-1+.

A-2      Prime-2              Capacity for timely payment on commercial paper is
         (P-2)                satisfactory, but the relative degree of safety is
                              not as high as for issues designated A-1. Earnings
                              trends and coverage ratios,  while sound,  will be
                              more   subject   to   variation.    Capitalization
                              characteristics,  while still appropriate,  may be
                              more  affected  by  external   conditions.   Ample
                              alternate liquidity is maintained.

A-3      Prime-3              Satisfactory capacity for timely repayment. Issues
         (P-3)                that  carry  this   rating   are   somewhat   more
                              vulnerable to the adverse changes in circumstances
                              than obligations carrying the higher designations.

NOTE RATINGS

S&P        MOODY'S            DESCRIPTION

SP-1       MIG-1; VMIG-1      Notes are of the highest  quality  enjoying strong
                              protection  from  established  cash flows of funds
                              for  their  servicing  or  from   established  and
                              broad-based  access to the market for refinancing,
                              or both.

SP-2       MIG-2; VMIG-2      Notes are of high  quality  with ample  margins of
                              protection,  although  not  so  large  as  in  the
                              preceding group.

SP-3       MIG-3; VMIG-3      Notes are of  favorable  quality with all security
                              elements accounted for, but lacking the undeniable
                              strength of the  preceding  grades.  Market access
                              for refinancing,  in particular, is less likely to
                              be well-established.

SP-4       MIG-4; VMIG-4      Notes are of adequate  quality,  carrying specific
                              risk but having  protection  and not distinctly or
                              predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

                           BY MAIL  SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               INVESTOR RELATIONS
                         1-800-345-2021 or 816-531-5575

                           AUTOMATED INFORMATION LINE
                                 1-800-345-8765

                               AMERICANCENTURY.COM

                                       FAX
                                  816-340-7962

                     TELECOMMUNICATIONS DEVICE FOR THE DEAF
                         1-800-634-4113 or 816-444-3485

                          BUSINESS; NOT-FOR-PROFIT AND
                       EMPLOYER-SPONSORED RETIREMENT PLANS
                                 1-800-345-3533

SH-SAI-43688   0507

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Articles  Supplementary of Twentieth Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872, and incorporated herein by reference).

          (3) Articles  Supplementary of Twentieth Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (4) Articles  Supplementary of Twentieth Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (5) Articles of Amendment of Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (6) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872, and incorporated herein by reference).

          (7) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872, and incorporated herein by reference).

          (8) Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872,  and  incorporated  herein by reference).

          (9) Articles of Merger merging RREEF  Securities  Fund, Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872, and
incorporated herein by reference).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872, and incorporated herein by reference).

          (14) Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872, and incorporated herein by reference).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (24) Certificate of Correction to Articles  Supplementary  of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872,  and incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872, and incorporated herein by reference).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872, and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  November  5,  2003  (filed   electronically   as  Exhibit  a27  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  12,  2004  (filed   electronically   as  Exhibit  a28  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 1, 2004 (filed electronically as Exhibit a29 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on May 26,
2004, File No. 33-64872, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 7, 2004 (filed  electronically as Exhibit a30 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 21, 2004 (filed electronically as Exhibit a31 to Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 29,
2004, File No. 33-64872, and incorporated herein by reference).

          (32) Articles  Supplementary of American  Century Capital  Portfolios,
Inc. (to be filed by amendment).

     (b)  Amended and Restated By-Laws,  dated September 21, 2004, are included herein.

     (c)  Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  Article Fifth, Article Seventh and Article Eighth of Registrant's
Articles of Incorporation, appearing as Exhibit 1a herein, and Sections 3, 4, 5,
6, 7, 8, 9, 10, 11,  22,  25,  30,  31,  32,  33, 39, 40 and 51 of  Registrant's
Amended and  Restated  By-Laws,  incorporated  herein by  reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d to  Post-Effective  Amendment No. 32 to the Registration  Statement of
the Registrant on July 29, 2004, File No. 33-64872,  and incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American Century
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc., dated May 1, 2005 (filed electronically as Exhibit e1 to  Post-Effective  Amendment No. 38 to the  Registration  Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century Services,  Inc., dated  August 1,  1993  (filed  electronically  as  Exhibit 9 to  Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872, and incorporated herein by reference).

          (2) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target  Maturities  Trust, on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc.  on  September  1,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

     (i)  (1) Opinion  and  Consent  of  Counsel,  dated July 29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  32  to  the
Registration  Statement of the Registrant on July 29, 2004,  File No.  33-64872,
and incorporated herein by reference).

          (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered public accounting  firm,  dated July 26,  2004  (filed  electronically  as Exhibit j to
Post-Effective  Amendment No. 32 to the Registration Statement of the Registrant
on July 29, 2004, File No. 33-64872, and incorporated herein by reference).

          (2) Consent of Deloitte & Touche LLP,  independent  registered public accounting firm (to be filed by amendment).

          (3) Power of Attorney,  dated November 16, 2004 (filed electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (4) Secretary's   Certificate,   dated   November   16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master  Distribution  and  Shareholder   Services  Plan  (Advisor
Class),  dated  September  3, 1996  (filed  electronically  as  Exhibit  b15a to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872, and incorporated herein by reference).

          (2) Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3) Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4) Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872,  and incorporated  herein by reference).

          (5) Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6) Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7) Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872,  and incorporated  herein by reference).

          (8) Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9) Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10) Amendment  No.  9 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11) Amendment  No.  10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12) Amendment  No.  11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13) Amendment  No.  12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
the Registrant on July 29, 2004, File No. 33-64872,  and incorporated  herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17) Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18) Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19) Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21) Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (22) Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (23) Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24) Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (25) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (26) Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (27) Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American Century Mutual Funds,  Inc. on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (28) Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (29) Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (30) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (31) Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (32) Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (33) Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class)(to be filed by amendment).

     (n)  (1)  Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File  No.2-82734,  and  incorporated  herein  by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple  Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of  Ethics  amended  March 4,  2000
(filed  electronically as Exhibit p2 to Post-Effective  Amendment No. 106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3) Barclays  Code of Ethics (filed  electronically  as Exhibit p2 to
Post-Effective  Amendment  No.  30 to the  Registration  Statement  of  American
Century  Variable  Portfolios,  Inc. on April 12, 2001, File No.  33-14567,  and
incorporated herein by reference).

          (4) J.P.  Morgan  Investment  Management,  Inc. Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration  Statement of the Registrant on April 20, 2001, File No.  33-64872,
and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

     None

Item 27.  Principal Underwriters

I.   (a)  American Century Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal         Positions and Offices        Positions and Offices
Business Address*          with Underwriter             with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.     Director                       Director and
                                                         Co-Vice Chairman

James E. Stowers III      Chairman and Director          Director and
                                                         Co-Vice Chairman

William M. Lyons          President, Chief Executive     President
                          Officer and Director

Robert T. Jackson         Executive Vice President,      Executive Vice
                          Chief Financial Officer        President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President          none

Brian Jeter               Senior Vice President          none

Mark Killen               Senior Vice President          none

David Larrabee            Senior Vice President          none

Barry Mayhew              Senior Vice President          none

David C. Tucker           Senior Vice President          Senior Vice President
                          and General Counsel            and General Counsel

Clifford Brandt           Chief Compliance Officer       none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  Capital  Portfolios,  Inc.,  American  Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri on the 16th day of May, 2005.

                               American Century Capital Portfolios, Inc.
                                  (Registrant)

                               By:  /*/ William M. Lyons
                                    -------------------------------------------
                                    President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                               Date
---------                   -----                               ----

*William M. Lyons           President and                   May 16, 2005
----------------------      Principal Executive Officer
William M. Lyons

*Maryanne Roepke            Senior Vice President,          May 16, 2005
----------------------      Treasurer and Chief Accounting
Maryanne Roepke             Officer

*James E. Stowers, Jr.      Co-Vice Chairman of the         May 16, 2005
----------------------      Board and Director
James E. Stowers, Jr.

*James E. Stowers III       Co-Vice Chairman of the         May 16, 2005
----------------------      Board and Director
James E. Stowers III

*Thomas A. Brown            Director                        May 16, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                        May 16, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                        May 16, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt            Chairman of the Board           May 16, 2005
----------------------      and Director
Donald H. Pratt

*Gale E. Sayers             Director                        May 16, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord     Director                        May 16, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster         Director                        May 16, 2005
----------------------
Timothy S. Webster

*By /s/ Brian L. Brogan
    ----------------------------------------------
    Brian L. Brogan
    Attorney-in-Fact
    (pursuant to a Power of Attorney
    dated November 16, 2004)